UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Kenneth W. Reitz, Esq

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.9%
3,669		Adient plc	$219
3,248	*	American Axle & Manufacturing Holdings, Inc	49
8,007		BorgWarner, Inc	402
1,678		Cooper Tire & Rubber Co	49
671	*	Cooper-Standard Holding, Inc	82
5,567		Dana Holding Corp	143
10,177		Delphi Automotive plc	865
3,392		Delphi Technologies plc	162
1,044	*	Dorman Products, Inc	69
148,668		Ford Motor Co	1,647
1,363	*	Fox Factory Holding Corp	48
50,411		General Motors Co	1,832
10,320		Gentex Corp	238
1,424	*	Gentherm, Inc	48
9,313		Goodyear Tire & Rubber Co	248
6,307		Harley-Davidson, Inc	270
799	*	Horizon Global Corp	7
938		LCI Industries, Inc	98
2,605		Lear Corp	485
1,945	*	Modine Manufacturing Co	41
670	*	Motorcar Parts of America, Inc	14
313	*	Shiloh Industries, Inc	3
1,379		Spartan Motors, Inc	24
843		Standard Motor Products, Inc	40
1,055	*	Stoneridge, Inc	29
1,027		Superior Industries International, Inc	14
2,045		Tenneco, Inc	112
4,980	*,e	Tesla, Inc	1,325
1,931		Thor Industries, Inc	222
897		Tower International, Inc	25
1,140	*	Visteon Corp	126
799	*	VOXX International Corp (Class A)	4
1,185		Winnebago Industries, Inc	45

		TOTAL AUTOMOBILES & COMPONENTS	8,985

BANKS - 6.8%
625		1st Source Corp	32
486		Access National Corp	14
255		ACNB Corp	7
444	*	Allegiance Bancshares, Inc	17
374		American National Bankshares, Inc	14
1,390		Ameris Bancorp	74
387		Ames National Corp	11
401		Arrow Financial Corp	14
6,603		Associated Banc-Corp	164
706	*	Atlantic Capital Bancshares, Inc	13
1,598	e	Banc of California, Inc	31
666		Bancfirst Corp	35
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	37
3,345		BancorpSouth Bank	106
363,810		Bank of America Corp	10,911
601		Bank of Commerce Holdings	7
1,630		Bank of Hawaii Corp	135
234		Bank of Marin Bancorp	16
2,093		Bank of NT Butterfield & Son Ltd	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,451		Bank of the Ozarks, Inc	$215
457		BankFinancial Corp	8
4,119		BankUnited	165
217		Bankwell Financial Group, Inc	7
1,278		Banner Corp	71
622		Bar Harbor Bankshares	17
29,564		BB&T Corp	1,539
361		BCB Bancorp, Inc	6
573		Bear State Financial, Inc	6
2,708		Beneficial Bancorp, Inc	42
1,314		Berkshire Hills Bancorp, Inc	50
901		Blue Hills Bancorp, Inc	19
2,322	*,e	BofI Holding, Inc	94
804		BOK Financial Corp	80
3,231		Boston Private Financial Holdings, Inc	49
683		Bridge Bancorp, Inc	23
2,984		Brookline Bancorp, Inc	48
630		Bryn Mawr Bank Corp	28
334	*	BSB Bancorp, Inc	10
241	*	Byline Bancorp, Inc	6
131		C&F Financial Corp	7
321		Cadence BanCorp	9
613		Camden National Corp	27
447		Capital City Bank Group, Inc	11
5,027		Capitol Federal Financial	62
314	*	Capstar Financial Holdings, Inc	6
555		Carolina Financial Corp	22
2,923		Cathay General Bancorp	117
2,342		Centerstate Banks of Florida, Inc	62
1,125		Central Pacific Financial Corp	32
383		Central Valley Community Bancorp	7
152		Century Bancorp, Inc	12
504		Charter Financial Corp	10
2,638		Chemical Financial Corp	144
122		Chemung Financial Corp	6
5,233		CIT Group, Inc	270
97,886		Citigroup, Inc	6,607
533		Citizens & Northern Corp	12
18,450		Citizens Financial Group, Inc	775
597		City Holding Co	41
377		Civista Bancshares, Inc	9
856		Clifton Bancorp, Inc	13
498		CNB Financial Corp	14
1,467		CoBiz, Inc	29
342		Codorus Valley Bancorp, Inc	10
2,875		Columbia Banking System, Inc	121
6,428		Comerica, Inc	617
3,381		Commerce Bancshares, Inc	203
254		Commerce Union Bancshares, Inc	6
1,925		Community Bank System, Inc	103
837	*	Community Bankers Trust Corp	8
153		Community Financial Corp	6
651		Community Trust Bancorp, Inc	29
1,146		ConnectOne Bancorp, Inc	33
206		County Bancorp, Inc	6
2,189		Cullen/Frost Bankers, Inc	232
1,005	*	Customers Bancorp, Inc	29
4,043		CVB Financial Corp	92
1,325		Dime Community Bancshares	24
113		DNB Financial Corp	4
1,035	*	Eagle Bancorp, Inc	62
5,381		East West Bancorp, Inc	337
192	*	Entegra Financial Corp	6
314		Enterprise Bancorp, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

828		Enterprise Financial Services Corp	$39
402	*	Equity Bancshares, Inc	16
342		ESSA Bancorp, Inc	5
2,998	*	Essent Group Ltd	128
171		Evans Bancorp, Inc	8
356	e	Farmers & Merchants Bancorp, Inc	14
298		Farmers Capital Bank Corp	12
1,013		Farmers National Banc Corp	14
246	*	FB Financial Corp	10
1,363	*	FCB Financial Holdings, Inc	70
384		Federal Agricultural Mortgage Corp (Class C)	33
863		Fidelity Southern Corp	20
26,998		Fifth Third Bancorp	857
527		Financial Institutions, Inc	16
1,088		First Bancorp (NC)	39
6,201	*	First Bancorp (Puerto Rico)	37
498		First Bancorp, Inc	14
322		First Bancshares, Inc	10
1,476		First Busey Corp	44
360		First Business Financial Services, Inc	9
295		First Citizens Bancshares, Inc (Class A)	122
3,678		First Commonwealth Financial Corp	52
680		First Community Bancshares, Inc	20
542		First Connecticut Bancorp	14
368		First Defiance Financial Corp	21
2,385		First Financial Bancorp	70
2,466	e	First Financial Bankshares, Inc	114
384		First Financial Corp	16
175		First Financial Northwest, Inc	3
1,098	*	First Foundation, Inc	20
162		First Guaranty Bancshares, Inc	4
2,091		First Hawaiian, Inc	58
11,602		First Horizon National Corp	218
228		First Internet Bancorp	8
951		First Interstate Bancsystem, Inc	38
1,580		First Merchants Corp	66
380		First Mid-Illinois Bancshares, Inc	14
3,920		First Midwest Bancorp, Inc	96
327	*	First Northwest Bancorp	6
862		First of Long Island Corp	24
5,972		First Republic Bank	553
890	*	Flagstar Bancorp, Inc	32
1,083		Flushing Financial Corp	29
190		FNB Bancorp	7
12,570		FNB Corp	169
389	*	Franklin Financial Network, Inc	13
6,701		Fulton Financial Corp	119
903		German American Bancorp, Inc	30
2,999		Glacier Bancorp, Inc	115
412		Great Southern Bancorp, Inc	21
2,200		Great Western Bancorp, Inc	89
688	*	Green Bancorp, Inc	15
113	e	Greene County Bancorp, Inc	4
913		Guaranty Bancorp	26
275		Guaranty Bancshares, Inc	9
3,286		Hancock Holding Co	170
1,297		Hanmi Financial Corp	40
406	*	HarborOne Bancorp, Inc	7
953		Heartland Financial USA, Inc	51
1,355		Heritage Commerce Corp	22
1,150		Heritage Financial Corp	35
2,919		Hilltop Holdings, Inc	68
57		Hingham Institution for Savings	12
238		Home Bancorp, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,066		Home Bancshares, Inc	$138
698	*	HomeStreet, Inc	20
667	*	HomeTrust Bancshares, Inc	17
5,041		Hope Bancorp, Inc	92
806		Horizon Bancorp	24
323	*	Howard Bancorp, Inc	6
41,255		Huntington Bancshares, Inc	623
1,963		IBERIABANK Corp	153
350	*,e	Impac Mortgage Holdings, Inc	3
1,031		Independent Bank Corp (MA)	74
863		Independent Bank Corp (MI)	20
679		Independent Bank Group, Inc	48
2,138		International Bancshares Corp	83
299		Investar Holding Corp	8
10,225		Investors Bancorp, Inc	139
131,071		JPMorgan Chase & Co	14,414
3,353		Kearny Financial Corp	44
40,493		Keycorp	792
1,629		Lakeland Bancorp, Inc	32
976		Lakeland Financial Corp	45
378		LCNB Corp	7
1,826		LegacyTexas Financial Group, Inc	78
176	*,e	LendingTree, Inc	58
833		Live Oak Bancshares, Inc	23
5,336		M&T Bank Corp	984
1,072		Macatawa Bank Corp	11
946		MainSource Financial Group, Inc	38
236	*	Malvern Bancorp, Inc	6
3,131		MB Financial, Inc	127
540		MBT Financial Corp	6
640		Mercantile Bank Corp	21
1,997		Meridian Bancorp, Inc	40
345		Meta Financial Group, Inc	38
13,096	*	MGIC Investment Corp	170
96		Middlefield Banc Corp	5
582		Midland States Bancorp, Inc	18
334		Midsouth Bancorp, Inc	4
406		MidWestOne Financial Group, Inc	14
213		MutualFirst Financial, Inc	8
984		National Bank Holdings Corp	33
257		National Bankshares, Inc	12
405	*	National Commerce Corp	18
1,121	*	Nationstar Mortgage Holdings, Inc	20
1,661		NBT Bancorp, Inc	59
17,474		New York Community Bancorp, Inc	228
301	*	Nicolet Bankshares, Inc	17
2,265	*	NMI Holdings, Inc	37
256		Northeast Bancorp	5
1,643		Northfield Bancorp, Inc	26
280		Northrim BanCorp, Inc	10
3,683		Northwest Bancshares, Inc	61
223		Norwood Financial Corp	7
1,583		OceanFirst Financial Corp	42
1,902	e	OFG Bancorp	20
160		Ohio Valley Banc Corp	7
361		Old Line Bancshares, Inc	12
4,858		Old National Bancorp	82
127		Old Point Financial Corp	3
1,237		Old Second Bancorp, Inc	17
796		Opus Bank	22
1,420		Oritani Financial Corp	22
297		Orrstown Financial Services, Inc	7
589	*	Pacific Mercantile Bancorp	6
1,516	*	Pacific Premier Bancorp, Inc	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,067		PacWest Bancorp	$251
529		Park National Corp	55
180		Parke Bancorp, Inc	4
696	*	PCSB Financial Corp	15
642		Peapack Gladstone Financial Corp	21
221		Penns Woods Bancorp, Inc	9
575	*	PennyMac Financial Services, Inc	13
174		Peoples Bancorp of North Carolina, Inc	5
595		Peoples Bancorp, Inc	21
333		Peoples Financial Services Corp	15
12,570		People’s United Financial, Inc	235
521		People’s Utah Bancorp	17
2,087	*	PHH Corp	22
2,411		Pinnacle Financial Partners, Inc	155
18,337		PNC Financial Services Group, Inc	2,773
3,900		Popular, Inc	162
510		Preferred Bank	33
377		Premier Financial Bancorp, Inc	7
2,586		Prosperity Bancshares, Inc	188
168	*	Provident Bancorp, Inc	4
251		Provident Financial Holdings, Inc	5
2,502		Provident Financial Services, Inc	64
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	21
8,421		Radian Group, Inc	160
44,336		Regions Financial Corp	824
1,629		Renasant Corp	69
364		Republic Bancorp, Inc (Class A)	14
1,873	*	Republic First Bancorp, Inc	16
671		Riverview Bancorp, Inc	6
1,349		S&T Bancorp, Inc	54
1,200		Sandy Spring Bancorp, Inc	47
1,542	*	Seacoast Banking Corp of Florida	41
1,876		ServisFirst Bancshares, Inc	77
497		Shore Bancshares, Inc	9
475		SI Financial Group, Inc	7
370		Sierra Bancorp	10
2,094	*	Signature Bank	297
2,996		Simmons First National Corp (Class A)	85
275	*	SmartFinancial, Inc	6
1,240		South State Corp	106
228	*	Southern First Bancshares, Inc	10
231		Southern Missouri Bancorp, Inc	8
454		Southern National Bancorp of Virginia, Inc	7
1,068		Southside Bancshares, Inc	37
1,460		State Bank & Trust Co	44
7,815		Sterling Bancorp/DE	176
922		Stock Yards Bancorp, Inc	32
394		Summit Financial Group, Inc	10
18,039		SunTrust Banks, Inc	1,227
1,944	*	SVB Financial Group	467
4,498		Synovus Financial Corp	225
6,199		TCF Financial Corp	141
286		Territorial Bancorp, Inc	8
1,930	*	Texas Capital Bancshares, Inc	174
1,044		TFS Financial Corp	15
1,514	*	The Bancorp, Inc	16
232		Timberland Bancorp, Inc	7
573		Tompkins Trustco, Inc	43
2,493		TowneBank	71
782		Trico Bancshares	29
943	*	Tristate Capital Holdings, Inc	22
657	*	Triumph Bancorp, Inc	27
3,358		Trustco Bank Corp NY	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,619		Trustmark Corp	$82
275		Two River Bancorp	5
1,796		UMB Financial Corp	130
8,613		Umpqua Holdings Corp	184
1,888		Union Bankshares Corp	69
161		Union Bankshares, Inc	8
3,861		United Bankshares, Inc	136
2,711		United Community Banks, Inc	86
1,829		United Community Financial Corp	18
2,065		United Financial Bancorp, Inc (New)	33
510		United Security Bancshares	5
266		Unity Bancorp, Inc	6
1,012		Univest Corp of Pennsylvania	28
59,281		US Bancorp	2,994
10,196		Valley National Bancorp	127
558	*	Veritex Holdings, Inc	15
1,098		Walker & Dunlop, Inc	65
3,506		Washington Federal, Inc	121
581		Washington Trust Bancorp, Inc	31
1,032		Waterstone Financial, Inc	18
3,586		Webster Financial Corp	199
168,070		Wells Fargo & Co	8,808
1,636		WesBanco, Inc	69
597		West Bancorporation, Inc	15
1,024	e	Westamerica Bancorporation	59
3,836	*	Western Alliance Bancorp	223
1,021		Western New England Bancorp, Inc	11
2,157		Wintrust Financial Corp	186
8,517	*,e	WMIH Corp	12
1,176		WSFS Financial Corp	56
7,571		Zions Bancorporation	399

		TOTAL BANKS	70,698

CAPITAL GOODS - 7.7%
22,058		3M Co	4,842
5,419		A.O. Smith Corp	345
1,275		Aaon, Inc	50
1,251		AAR Corp	55
2,301		Actuant Corp (Class A)	54
1,638		Acuity Brands, Inc	228
1,431		Advanced Drainage Systems, Inc	37
5,997	*	Aecom Technology Corp	214
1,316	*	Aegion Corp	30
2,671	*	Aerojet Rocketdyne Holdings, Inc	75
831	*	Aerovironment, Inc	38
2,620		AGCO Corp	170
3,762		Air Lease Corp	160
1,259		Aircastle Ltd	25
374		Alamo Group, Inc	41
1,111		Albany International Corp (Class A)	70
3,696		Allegion plc	315
205		Allied Motion Technologies, Inc	8
4,587		Allison Transmission Holdings, Inc	179
1,121		Altra Holdings, Inc	52
909	*	Ameresco, Inc	12
324	e	American Railcar Industries, Inc	12
568	*	American Woodmark Corp	56
8,395		Ametek, Inc	638
1,095		Apogee Enterprises, Inc	47
1,503		Applied Industrial Technologies, Inc	110
15,274		Arconic, Inc	352
555		Argan, Inc	24
822	*	Armstrong Flooring, Inc	11
1,735	*	Armstrong World Industries, Inc	98

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

823		Astec Industries, Inc	$45
810	*	Astronics Corp	30
1,239	*	Atkore International Group, Inc	25
2,036	*	Axon Enterprise, Inc	80
1,059		AZZ, Inc	46
1,953		Barnes Group, Inc	117
2,363	*	Beacon Roofing Supply, Inc	125
279	*	Blue Bird Corp	7
2,534	*	BMC Stock Holdings, Inc	50
21,211		Boeing Co	6,955
1,640		Briggs & Stratton Corp	35
3,625	*	Builders FirstSource, Inc	72
3,398		BWX Technologies, Inc	216
883		Caesarstone Sdot-Yam Ltd	17
520	*	CAI International, Inc	11
2,319		Carlisle Cos, Inc	242
21,588		Caterpillar, Inc	3,182
1,264	*	Chart Industries, Inc	75
3,897	e	Chicago Bridge & Iron Co NV	56
647		CIRCOR International, Inc	28
3,463	*	Colfax Corp	110
840		Columbus McKinnon Corp	30
1,470		Comfort Systems USA, Inc	61
945	*	Commercial Vehicle Group, Inc	7
1,524	*	Continental Building Products Inc	44
1,769		Crane Co	164
554	*	CSW Industrials, Inc	25
1,041		Cubic Corp	66
6,016		Cummins, Inc	975
1,720		Curtiss-Wright Corp	232
12,055		Deere & Co	1,872
535		DMC Global, Inc	14
4,906		Donaldson Co, Inc	221
932		Douglas Dynamics, Inc	40
5,855		Dover Corp	575
485	*	Ducommun, Inc	15
567	*	DXP Enterprises, Inc	22
1,047	*	Dycom Industries, Inc	113
174		Eastern Co	5
16,808		Eaton Corp	1,343
1,960		EMCOR Group, Inc	153
24,449		Emerson Electric Co	1,670
840		Encore Wire Corp	48
648	*,e	Energous Corp	10
1,368	*,e	Energy Recovery, Inc	11
1,701		EnerSys	118
788	*	Engility Holdings, Inc	19
830		EnPro Industries, Inc	64
137	e	EnviroStar, Inc	5
4,548		Equifax, Inc	536
995		ESCO Technologies, Inc	58
1,019	*	Esterline Technologies Corp	75
1,139	*	Evoqua Water Technologies Corp	24
11,023		Fastenal Co	602
2,292		Federal Signal Corp	51
5,094		Flowserve Corp	221
5,480		Fluor Corp	314
11,433		Fortive Corp	886
5,630		Fortune Brands Home & Security, Inc	332
499	*	Foundation Building Materials, Inc	7
1,724		Franklin Electric Co, Inc	70
635		Freightcar America, Inc	9
1,617	*	Gardner Denver Holdings, Inc	50
1,403	*	Gates Industrial Corp plc	25
1,474	e	GATX Corp	101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

277	*	Gencor Industries, Inc	$4
2,385	*	Generac Holdings, Inc	110
1,836		General Cable Corp	54
9,796		General Dynamics Corp	2,164
331,040		General Electric Co	4,463
1,244	*	Gibraltar Industries, Inc	42
870		Global Brass & Copper Holdings, Inc	29
922	*	GMS, Inc	28
678		Gorman-Rupp Co	20
6,390		Graco, Inc	292
470		Graham Corp	10
1,549		Granite Construction, Inc	87
2,253	*	Great Lakes Dredge & Dock Corp	10
1,065	e	Greenbrier Cos, Inc	54
1,120		Griffon Corp	20
1,293		H&E Equipment Services, Inc	50
423		Hardinge, Inc	8
4,465		Harris Corp	720
3,062	*	Harsco Corp	63
1,580	*	HC2 Holdings, Inc	8
7,134	*	HD Supply Holdings, Inc	271
976		HEICO Corp	85
2,082		HEICO Corp (Class A)	148
981	*	Herc Holdings, Inc	64
3,542		Hexcel Corp	229
2,415		Hillenbrand, Inc	111
28,600		Honeywell International, Inc	4,133
2,111		Hubbell, Inc	257
1,702		Huntington Ingalls	439
316		Hurco Cos, Inc	15
823	*,e	Huttig Building Products, Inc	4
404		Hyster-Yale Materials Handling, Inc	28
2,879		IDEX Corp	410
298	*	IES Holdings, Inc	5
11,535		Illinois Tool Works, Inc	1,807
9,381		Ingersoll-Rand plc	802
716		Insteel Industries, Inc	20
3,480		ITT, Inc	170
4,430		Jacobs Engineering Group, Inc	262
2,450	*	JELD-WEN Holding, Inc	75
1,200		John Bean Technologies Corp	136
35,793		Johnson Controls International plc	1,261
433		Kadant, Inc	41
1,040		Kaman Corp	65
5,716		KBR, Inc	93
3,108		Kennametal, Inc	125
1,868	*,e	KEYW Holding Corp, The	15
2,010	*	KLX, Inc	143
2,746	*,e	Kratos Defense & Security Solutions, Inc	28
2,946		L3 Technologies, Inc	613
246	*	Lawson Products, Inc	6
763	*	Layne Christensen Co	11
306	*	LB Foster Co (Class A)	7
1,529		Lennox International, Inc	313
2,298		Lincoln Electric Holdings, Inc	207
408		Lindsay Corp	37
9,532		Lockheed Martin Corp	3,221
986		LSI Industries, Inc	8
674	*	Lydall, Inc	33
1,198	*	Manitowoc Co, Inc	34
12,142		Masco Corp	491
798	*	Masonite International Corp	49
2,577	*	Mastec, Inc	121
1,815	*	Mercury Systems, Inc	88
3,256	*	Meritor, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,113	*	Middleby Corp	$262
1,678	*	Milacron Holdings Corp	34
446		Miller Industries, Inc	11
1,239	*	Moog, Inc (Class A)	102
3,470	*	MRC Global, Inc	57
1,759		MSC Industrial Direct Co (Class A)	161
2,210		Mueller Industries, Inc	58
6,011		Mueller Water Products, Inc (Class A)	65
639	*	MYR Group, Inc	20
206	e	National Presto Industries, Inc	19
1,911	*	Navistar International Corp	67
1,570	*	NCI Building Systems, Inc	28
962	*	Nexeo Solutions, Inc	10
1,020		NN, Inc	25
2,122		Nordson Corp	289
6,159		Northrop Grumman Corp	2,150
371	*	Northwest Pipe Co	6
4,328	*,e	NOW, Inc	44
291	*	NV5 Holdings, Inc	16
117		Omega Flex, Inc	8
2,014		Orbital ATK, Inc	267
987	*	Orion Marine Group, Inc	7
2,888		Oshkosh Truck Corp	223
4,331		Owens Corning, Inc	348
12,981		PACCAR, Inc	859
5,011		Parker-Hannifin Corp	857
904	*	Patrick Industries, Inc	56
6,241		Pentair plc	425
1,847	*	PGT, Inc	34
7,340	*,e	Plug Power, Inc	14
738	*	Ply Gem Holdings, Inc	16
416		Powell Industries, Inc	11
96		Preformed Line Products Co	6
1,452		Primoris Services Corp	36
1,003	*	Proto Labs, Inc	118
1,340		Quanex Building Products Corp	23
5,705	*	Quanta Services, Inc	196
1,477		Raven Industries, Inc	52
11,015		Raytheon Co	2,377
899	*	RBC Bearings, Inc	112
1,737		Regal-Beloit Corp	127
432		REV Group, Inc	9
439	*,e	Revolution Lighting Technologies, Inc	2
4,030	*	Rexnord Corp	120
4,796		Rockwell Automation, Inc	835
6,032		Rockwell Collins, Inc	813
3,824		Roper Industries, Inc	1,073
257	*	Rush Enterprises, Inc	10
1,200	*	Rush Enterprises, Inc (Class A)	51
6,314	*	Sensata Technologies Holding plc	327
1,581		Simpson Manufacturing Co, Inc	91
1,315	*	SiteOne Landscape Supply, Inc	101
2,169		Snap-On, Inc	320
460	*	Sparton Corp	8
4,223		Spirit Aerosystems Holdings, Inc (Class A)	353
1,707	*	SPX Corp	55
1,563	*	SPX FLOW, Inc	77
487		Standex International Corp	46
5,675		Stanley Works	869
1,004	*	Sterling Construction Co, Inc	12
922		Sun Hydraulics Corp	49
3,212	*,e	Sunrun, Inc	29
1,359	*	Teledyne Technologies, Inc	254

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

647		Tennant Co	$44
3,162		Terex Corp	118
967	*	Textainer Group Holdings Ltd	16
9,942		Textron, Inc	586
431	*,e	The ExOne Company	3
1,276	*	Thermon Group Holdings	29
2,702		Timken Co	123
1,841		Titan International, Inc	23
784	*	Titan Machinery, Inc	19
3,845		Toro Co	240
400	*	TPI Composites, Inc	9
1,844		TransDigm Group, Inc	566
1,152	*	Trex Co, Inc	125
1,789	*	Trimas Corp	47
5,866		Trinity Industries, Inc	191
1,667		Triton International Ltd	51
1,896		Triumph Group, Inc	48
1,399	*	Tutor Perini Corp	31
343	*	Twin Disc, Inc	7
3,207	*	United Rentals, Inc	554
28,431		United Technologies Corp	3,577
4,022	*	Univar, Inc	112
2,325		Universal Forest Products, Inc	75
3,432	*	USG Corp	139
874		Valmont Industries, Inc	128
455	*	Vectrus, Inc	17
419	*	Veritiv Corp	16
649	*	Vicor Corp	19
1,991		W.W. Grainger, Inc	562
2,295		Wabash National Corp	48
1,869	*	WABCO Holdings, Inc	250
3,154	e	Wabtec Corp	257
1,090		Watsco, Inc	197
880		Watts Water Technologies, Inc (Class A)	68
5,066	*	Welbilt, Inc	99
2,328	*	Wesco Aircraft Holdings, Inc	24
1,864	*	WESCO International, Inc	116
67	*	Willis Lease Finance Corp	2
2,064		Woodward Governor Co	148
7,022		Xylem, Inc	540

		TOTAL CAPITAL GOODS	80,263

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,170		ABM Industries, Inc	73
2,247	*	Acacia Research (Acacia Technologies)	8
4,335		ACCO Brands Corp	54
3,263		ADT, Inc	26
954	*	Advanced Disposal Services, Inc	21
2,166	*	ARC Document Solutions, Inc	5
274		Barrett Business Services, Inc	23
198		BG Staffing, Inc	4
1,868		Brady Corp (Class A)	69
1,790		Brink’s Co	128
1,375	*	Casella Waste Systems, Inc (Class A)	32
2,160	*	CBIZ, Inc	39
948		Ceco Environmental Corp	4
974	*	Cimpress NV	151
3,264		Cintas Corp	557
2,053	*	Clean Harbors, Inc	100
7,339	*	Copart, Inc	374
1,257	*	CoStar Group, Inc	456
4,607		Covanta Holding Corp	67
364		CRA International, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,839		Deluxe Corp	$136
1,234		Dun & Bradstreet Corp	144
6,139	*,†,m	Dyax Corp	7
1,051		Ennis, Inc	21
1,364		Essendant, Inc	11
997		Exponent, Inc	78
381		Forrester Research, Inc	16
419	*	Franklin Covey Co	11
1,597	*	FTI Consulting, Inc	77
494	*	GP Strategies Corp	11
2,765		Healthcare Services Group	120
711		Heidrick & Struggles International, Inc	22
555	*	Heritage-Crystal Clean, Inc	13
2,222		Herman Miller, Inc	71
1,049	*	Hill International, Inc	6
1,783		HNI Corp	64
1,406	*,e	Hudson Technologies, Inc	7
896	*	Huron Consulting Group, Inc	34
707		ICF International, Inc	41
14,622	*	IHS Markit Ltd	705
1,756	*	Innerworkings, Inc	16
1,374		Insperity, Inc	96
2,401		Interface, Inc	60
5,073		KAR Auction Services, Inc	275
1,192		Kelly Services, Inc (Class A)	35
1,045		Kforce, Inc	28
1,392		Kimball International, Inc (Class B)	24
1,970		Knoll, Inc	40
1,994		Korn/Ferry International	103
1,270		LSC Communications, Inc	22
2,498		Manpower, Inc	288
1,217		Matthews International Corp (Class A)	62
919		McGrath RentCorp	49
4,469	*,†,m	Media General, Inc	0
757	*	Mistras Group, Inc	14
1,705		Mobile Mini, Inc	74
1,290		MSA Safety, Inc	107
514		Multi-Color Corp	34
1,969	*	Navigant Consulting, Inc	38
13,969		Nielsen NV	444
563	*	NL Industries, Inc	4
1,977	*	On Assignment, Inc	162
7,274		Pitney Bowes, Inc	79
1,198		Quad Graphics, Inc	30
78	*	Red Violet, Inc	0	^
8,385		Republic Services, Inc	555
1,107		Resources Connection, Inc	18
4,381		Robert Half International, Inc	254
3,656		Rollins, Inc	187
1,727		RPX Corp	18
2,868		RR Donnelley & Sons Co	25
672	*	SP Plus Corp	24
3,128		Steelcase, Inc (Class A)	43
3,227	*	Stericycle, Inc	189
1,231	*,e	Team, Inc	17
2,101		Tetra Tech, Inc	103
5,950	*	TransUnion	338
1,603	*	TriNet Group, Inc	74
1,626	*	TrueBlue, Inc	42
592		Unifirst Corp	96
844		US Ecology, Inc	45
5,734	*	Verisk Analytics, Inc	596
795		Viad Corp	42
340		VSE Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,451	*	WageWorks, Inc	$66
16,296		Waste Management, Inc	1,371
279	*	Willdan Group, Inc	8

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,018

CONSUMER DURABLES & APPAREL - 1.4%
821		Acushnet Holdings Corp	19
2,238	*,e	American Outdoor Brands Corp	23
383		Bassett Furniture Industries, Inc	12
1,140	*	Beazer Homes USA, Inc	18
3,230		Brunswick Corp	192
3,598		Callaway Golf Co	59
1,735		Carter’s, Inc	181
237	*	Cavco Industries, Inc	41
707	*	Century Communities, Inc	21
727	*	Clarus Corp	5
1,106		Columbia Sportswear Co	85
2,849	*	CROCS, Inc	46
269		CSS Industries, Inc	5
447		Culp, Inc	14
1,222	*	Deckers Outdoor Corp	110
232	*	Delta Apparel, Inc	4
13,291		DR Horton, Inc	583
458		Escalade, Inc	6
958		Ethan Allen Interiors, Inc	22
273		Flexsteel Industries, Inc	11
1,713	*,e	Fossil Group, Inc	22
4,672	*	Garmin Ltd	275
1,666	*	G-III Apparel Group Ltd	63
4,066	*,e	GoPro, Inc	19
992	*	Green Brick Partners, Inc	11
364		Hamilton Beach Brands Holding Co	8
14,194	e	Hanesbrands, Inc	261
4,250		Hasbro, Inc	358
1,059	*	Helen of Troy Ltd	92
438		Hooker Furniture Corp	16
4,761	*	Hovnanian Enterprises, Inc (Class A)	9
845	*	Installed Building Products Inc	51
1,024	*,e	iRobot Corp	66
232		Johnson Outdoors, Inc	14
3,347		KB Home	95
1,887		La-Z-Boy, Inc	57
4,915		Leggett & Platt, Inc	218
631		Lennar Corp (B Shares)	30
10,222		Lennar Corp (Class A)	602
624	*,e	LGI Homes, Inc	44
847		Libbey, Inc	4
362		Lifetime Brands, Inc	5
3,534	*	Lululemon Athletica, Inc	315
862	*	M/I Homes, Inc	27
776	*	Malibu Boats Inc	26
441		Marine Products Corp	6
12,611	e	Mattel, Inc	166
673		MCBC Holdings, Inc	17
1,760		MDC Holdings, Inc	49
1,156	*	Meritage Homes Corp	52
5,533	*	Michael Kors Holdings Ltd	344
2,360	*	Mohawk Industries, Inc	548
638		Movado Group, Inc	25
182		Nacco Industries, Inc (Class A)	6
1,163	*	Nautilus, Inc	16
556	*	New Home Co Inc	6
18,470		Newell Rubbermaid, Inc	471

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

49,369		Nike, Inc (Class B)	$3,280
130	*	NVR, Inc	364
621		Oxford Industries, Inc	46
546	*	Perry Ellis International, Inc	14
2,283	e	Polaris Industries, Inc	261
1,369		Pool Corp	200
9,933		Pulte Homes, Inc	293
2,916		PVH Corp	442
2,197		Ralph Lauren Corp	246
1,607	*,e	Sequential Brands Group, Inc	3
4,672	*	Skechers U.S.A., Inc (Class A)	182
2,305		Steven Madden Ltd	101
652		Sturm Ruger & Co, Inc	34
295		Superior Uniform Group, Inc	8
10,947		Tapestry, Inc	576
2,391	*	Taylor Morrison Home Corp	56
1,812	*	Tempur Sealy International, Inc	82
5,929		Toll Brothers, Inc	256
1,426	*	TopBuild Corp	109
6,145	*	TRI Pointe Homes, Inc	101
1,753		Tupperware Corp	85
7,306	*,e	Under Armour, Inc	105
7,201	*,e	Under Armour, Inc (Class A)	118
700	*	Unifi, Inc	25
585	*	Universal Electronics, Inc	30
1,001	*	Vera Bradley, Inc	11
12,166		VF Corp	902
2,174	*	Vista Outdoor, Inc	35
252		Weyco Group, Inc	8
2,587		Whirlpool Corp	396
889	*	William Lyon Homes, Inc	24
3,662		Wolverine World Wide, Inc	106
1,093	*	Zagg, Inc	13

		TOTAL CONSUMER DURABLES & APPAREL	14,363

CONSUMER SERVICES - 2.3%
2,413	*	Adtalem Global Education, Inc	115
675	*	American Public Education, Inc	29
9,028		ARAMARK Holdings Corp	357
416	*	Ascent Media Corp (Series A)	2
3,449	*	Belmond Ltd.	38
817		BJ’s Restaurants, Inc	37
3,148		Bloomin’ Brands, Inc	76
641	*	Bojangles’, Inc	9
3,239		Boyd Gaming Corp	103
877	*	Bridgepoint Education, Inc	6
1,976	*	Bright Horizons Family Solutions	197
1,545	e	Brinker International, Inc	56
5,015	*	Caesars Entertainment Corp	56
428		Capella Education Co	37
2,656	*	Career Education Corp	35
15,479		Carnival Corp	1,015
591		Carriage Services, Inc	16
1,345	*	Carrols Restaurant Group, Inc	15
761	*	Century Casinos, Inc	6
1,753	e	Cheesecake Factory	85
3,194	*	Chegg, Inc	66
991	*	Chipotle Mexican Grill, Inc (Class A)	320
1,319		Choice Hotels International, Inc	106
525		Churchill Downs, Inc	128
751	*	Chuy’s Holdings, Inc	20
328		Collectors Universe	5
721	e	Cracker Barrel Old Country Store, Inc	115

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,646		Darden Restaurants, Inc	$396
1,638	*	Dave & Buster’s Entertainment, Inc	68
1,033	*	Del Frisco’s Restaurant Group, Inc	16
1,227	*	Del Taco Restaurants, Inc	13
2,646	*	Denny’s Corp	41
664		DineEquity, Inc	44
1,666		Domino’s Pizza, Inc	389
2,096	*	Drive Shack, Inc	10
3,356	e	Dunkin Brands Group, Inc	200
809	*	El Pollo Loco Holdings, Inc	8
1,789	*	Eldorado Resorts, Inc	59
125	*,e	Empire Resorts, Inc	2
6,386		Extended Stay America, Inc	126
1,005	*,e	Fiesta Restaurant Group, Inc	19
217	*	Fogo De Chao, Inc	3
412	e	Golden Entertainment, Inc	10
169		Graham Holdings Co	102
1,857	*	Grand Canyon Education, Inc	195
8,075		H&R Block, Inc	205
768	*	Habit Restaurants, Inc	7
2,287	*	Hilton Grand Vacations, Inc	98
8,361		Hilton Worldwide Holdings, Inc	658
4,089	*	Houghton Mifflin Harcourt Co	28
1,309		Hyatt Hotels Corp	100
4,167		ILG, Inc	130
4,144		International Game Technology plc	111
972		International Speedway Corp (Class A)	43
596	*	J Alexander’s Holdings, Inc	7
1,093		Jack in the Box, Inc	93
1,321	*	K12, Inc	19
3,205	*	La Quinta Holdings, Inc	61
13,679		Las Vegas Sands Corp	984
1,409	*	Laureate Education, Inc	19
203	e	Liberty Tax, Inc	2
608	*	Lindblad Expeditions Holdings, Inc	6
736		Marcus Corp	22
11,514		Marriott International, Inc (Class A)	1,566
849		Marriott Vacations Worldwide Corp	113
30,398		McDonald’s Corp	4,753
19,049		MGM Resorts International	667
388	*	Monarch Casino & Resort, Inc	16
133		Nathan’s Famous, Inc	10
400	*	Noodles & Co	3
7,520	*	Norwegian Cruise Line Holdings Ltd	398
1,063	e	Papa John’s International, Inc	61
3,355	*	Penn National Gaming, Inc	88
2,110	*	Pinnacle Entertainment, Inc	64
3,264		Planet Fitness, Inc	123
322	*	PlayAGS, Inc	7
946	*	Potbelly Corp	11
330		RCI Hospitality Holdings, Inc	9
638	*	Red Lion Hotels Corp	6
500	*	Red Robin Gourmet Burgers, Inc	29
2,623		Red Rock Resorts, Inc	77
1,367	*	Regis Corp	21
6,579		Royal Caribbean Cruises Ltd	775
1,174		Ruth’s Chris Steak House, Inc	29
1,968	*	Scientific Games Corp (Class A)	82
2,698	*,e	SeaWorld Entertainment, Inc	40
7,130		Service Corp International	269
5,213	*	ServiceMaster Global Holdings, Inc	265
841	*,e	Shake Shack, Inc	35
2,790		Six Flags Entertainment Corp	174
1,512	e	Sonic Corp	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,487	*	Sotheby’s (Class A)	$76
581		Speedway Motorsports, Inc	10
52,144		Starbucks Corp	3,019
39	*	Steak N Shake Co	16
417		Strayer Education, Inc	42
2,599		Texas Roadhouse, Inc (Class A)	150
1,540		Vail Resorts, Inc	341
715	*	Weight Watchers International, Inc	46
7,240		Wendy’s	127
1,127		Wingstop, Inc	53
3,769		Wyndham Worldwide Corp	431
3,016		Wynn Resorts Ltd	550
14,037		Yum China Holdings, Inc	583
12,590		Yum! Brands, Inc	1,072
805	*,e	Zoe’s Kitchen, Inc	12

		TOTAL CONSUMER SERVICES	23,601

DIVERSIFIED FINANCIALS - 4.4%
2,133		Affiliated Managers Group, Inc	404
1,028		AG Mortgage Investment Trust	18
13,893		AGNC Investment Corp	263
17,267		Ally Financial, Inc	469
27,248		American Express Co	2,542
5,676		Ameriprise Financial, Inc	840
39,873		Annaly Capital Management, Inc	416
3,633		Anworth Mortgage Asset Corp	17
3,555		Apollo Commercial Real Estate Finance, Inc	64
1,014		Ares Commercial Real Estate Corp	13
727	e	Arlington Asset Investment Corp (Class A)	8
1,518	*	ARMOUR Residential REIT, Inc	35
1,731		Artisan Partners Asset Management, Inc	58
269		Associated Capital Group, Inc	10
382		B. Riley Financial, Inc	7
37,507		Bank of New York Mellon Corp	1,933
8,951		BGC Partners, Inc (Class A)	120
4,719		BlackRock, Inc	2,556
2,523	*	Cannae Holdings, Inc	48
18,322		Capital One Financial Corp	1,756
3,681		Capstead Mortgage Corp	32
4,190		CBOE Holdings, Inc	478
44,958		Charles Schwab Corp	2,348
412		Cherry Hill Mortgage Investment Corp	7
5,767		Chimera Investment Corp	100
12,824		CME Group, Inc	2,074
853		Cohen & Steers, Inc	35
1,050	*,e	Cowen Group, Inc	14
436	*,e	Credit Acceptance Corp	144
5,937		CYS Investments, Inc	40
118		Diamond Hill Investment Group, Inc	24
13,768		Discover Financial Services	990
1,075	*	Donnelley Financial Solutions, Inc	18
1,860		Dynex Capital, Inc	12
10,469	*	E*TRADE Financial Corp	580
4,044		Eaton Vance Corp	225
588	*,e	Elevate Credit, Inc	4
248	e	Ellington Residential Mortgage REIT	3
978	*	Encore Capital Group, Inc	44
1,226	*	Enova International, Inc	27
1,565		Evercore Partners, Inc (Class A)	136
1,988	*	Ezcorp, Inc (Class A)	26
1,518		Factset Research Systems, Inc	303

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,795		Federated Investors, Inc (Class B)	$127
2,248		Financial Engines, Inc	79
1,853		FirstCash, Inc	151
12,756		Franklin Resources, Inc	442
1,532	e	Gain Capital Holdings, Inc	10
181		GAMCO Investors, Inc (Class A)	4
13,428		Goldman Sachs Group, Inc	3,382
1,667		Granite Point Mortgage Trust, Inc	28
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	114
1,124	e	Greenhill & Co, Inc	21
544		Hamilton Lane, Inc	20
836		Houlihan Lokey, Inc	37
2,624		Interactive Brokers Group, Inc (Class A)	176
22,048		IntercontinentalExchange Group, Inc	1,599
601	*	INTL FCStone, Inc	26
15,288		Invesco Ltd	489
4,389		Invesco Mortgage Capital, Inc	72
1,302		Investment Technology Group, Inc	26
23,667	e	iShares Russell 3000 Index Fund	3,700
419	e	KKR Real Estate Finance Trust, Inc	8
2,622		Ladder Capital Corp	40
5,033		Ladenburg Thalmann Financial Services, Inc	16
4,392		Lazard Ltd (Class A)	231
3,386		Legg Mason, Inc	138
12,454	*	LendingClub Corp	44
12,677		Leucadia National Corp	288
3,491		LPL Financial Holdings, Inc	213
1,365		MarketAxess Holdings, Inc	297
418		Marlin Business Services Corp	12
15,387		MFA Mortgage Investments, Inc	116
949		Moelis & Co	48
6,291		Moody’s Corp	1,015
48,890		Morgan Stanley	2,638
745		Morningstar, Inc	71
3,474		MSCI, Inc (Class A)	519
1,755		MTGE Investment Corp	31
4,411		NASDAQ OMX Group, Inc	380
9,280		Navient Corp	122
763		Nelnet, Inc (Class A)	40
10,944		New Residential Investment Corp	180
4,058	e	New York Mortgage Trust, Inc	24
959	*,†,m	NewStar Financial, Inc	0	^
7,987		Northern Trust Corp	824
2,164		OM Asset Management plc	34
2,011	*	On Deck Capital, Inc	11
1,607	*	OneMain Holdings, Inc	48
448		Oppenheimer Holdings, Inc	12
1,276	e	Orchid Island Capital, Inc	9
245	e	Owens Realty Mortgage, Inc	4
2,603		PennyMac Mortgage Investment Trust	47
896		Pico Holdings, Inc	10
553		Piper Jaffray Cos	46
727		PJT Partners, Inc	36
1,801	*	PRA Group, Inc	68
527		Pzena Investment Management, Inc (Class A)	6
4,885		Raymond James Financial, Inc	437
2,957		Redwood Trust, Inc	46
383	*	Regional Management Corp	12
1,443		Resource Capital Corp	14
9,733		S&P Global, Inc	1,860
808	*	Safeguard Scientifics, Inc	10
5,737		Santander Consumer USA Holdings, Inc	94
4,960		SEI Investments Co	372

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

298		Silvercrest Asset Management Group, Inc	$5
16,893	*	SLM Corp	189
14,094		State Street Corp	1,406
2,581		Stifel Financial Corp	153
29,608		Synchrony Financial	993
8,790		T Rowe Price Group, Inc	949
11,144		TD Ameritrade Holding Corp	660
1,255		Tiptree Financial, Inc	8
427		TPG RE Finance Trust, Inc	8
6,757		Two Harbors Investment Corp	104
1,024	e	Virtu Financial, Inc	34
255		Virtus Investment Partners, Inc	32
6,894		Voya Financial, Inc	348
3,248	e	Waddell & Reed Financial, Inc (Class A)	66
1,589		Western Asset Mortgage Capital Corp	15
322		Westwood Holdings Group, Inc	18
4,611		WisdomTree Investments, Inc	42
229	*	World Acceptance Corp	24
607		ZAIS Financial Corp	9

		TOTAL DIVERSIFIED FINANCIALS	45,284

ENERGY - 5.4%
5,830	*	Abraxas Petroleum Corp	13
99		Adams Resources & Energy, Inc	4
20,905		Anadarko Petroleum Corp	1,263
5,836		Andeavor	587
9,010	*	Antero Resources Corp	179
14,634		Apache Corp	563
1,515	*,e	Approach Resources, Inc	4
550		Arch Coal, Inc	51
2,935		Archrock, Inc	26
985	*	Ardmore Shipping Corp	7
16,209		Baker Hughes a GE Co	450
661	*	Basic Energy Services, Inc	10
784	*	Bonanza Creek Energy, Inc	22
1,469	e	Bristow Group, Inc	19
1,777	*	C&J Energy Services, Inc	46
17,461		Cabot Oil & Gas Corp	419
812	*	Cactus, Inc	22
1,677	*,e	California Resources Corp	29
7,833	*	Callon Petroleum Co	104
905	*,e	CARBO Ceramics, Inc	7
2,286	*	Carrizo Oil & Gas, Inc	37
4,328	*	Centennial Resource Development, Inc	79
8,023	*	Cheniere Energy, Inc	429
32,228	*,e	Chesapeake Energy Corp	97
71,919		Chevron Corp	8,201
3,567		Cimarex Energy Co	334
5,167	*	Clean Energy Fuels Corp	9
2,858	*	Cloud Peak Energy, Inc	8
8,770	*	CNX Resources Corp	135
5,653	*	Concho Resources, Inc	850
45,334		ConocoPhillips	2,688
1,096	*	CONSOL Energy, Inc	32
670	*	Contango Oil & Gas Co	2
3,475	*	Continental Resources, Inc	205
612	e	CVR Energy, Inc	18
3,058		Delek US Holdings, Inc	124
15,050	*	Denbury Resources, Inc	41
20,091	*	Devon Energy Corp	639
2,870		DHT Holdings, Inc	10
2,618	*,e	Diamond Offshore Drilling, Inc	38
3,701	*	Diamondback Energy, Inc	468

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,163	*	Dorian LPG Ltd	$9
1,470	*	Dril-Quip, Inc	66
384	*	Earthstone Energy, Inc	4
3,296	*	Eclipse Resources Corp	5
3,813	*	Energen Corp	240
1,132	*	Energy XXI Gulf Coast, Inc	4
16,300	e	Ensco plc	72
21,872		EOG Resources, Inc	2,302
1,448	*,e	EP Energy Corp	2
8,981		EQT Corp	427
891	*	Era Group, Inc	8
668		Evolution Petroleum Corp	5
1,256	*	Exterran Corp	34
4,719	*,e	Extraction Oil & Gas, Inc	54
160,916		Exxon Mobil Corp	12,006
5,927	*,e	Fairmount Santrol Holdings, Inc	25
2,612	*	Forum Energy Technologies, Inc	29
1,937		Frank’s International NV	11
2,830	e	Frontline Ltd	13
744	*	FTS International, Inc	14
1,757		GasLog Ltd	29
7,137	*,e	Gastar Exploration, Inc	5
1,740	*	Gener8 Maritime, Inc	10
626	*	Geospace Technologies Corp	6
3,789		Golar LNG Ltd	104
1,490		Green Plains Renewable Energy, Inc	25
561		Gulf Island Fabrication, Inc	4
6,208	*	Gulfport Energy Corp	60
4,058	*	Halcon Resources Corp	20
557		Hallador Energy Co	4
33,134		Halliburton Co	1,555
5,378	*	Helix Energy Solutions Group, Inc	31
3,775		Helmerich & Payne, Inc	251
11,102		Hess Corp	562
2,221	*	HighPoint Resources Corp	11
6,919		HollyFrontier Corp	338
1,312	*	Independence Contract Drilling, Inc	5
1,110	*,e	International Seaways, Inc	20
30	*	Isramco, Inc	3
1,195	*,e	Jagged Peak Energy, Inc	17
1,187	*	Keane Group, Inc	18
384	*,e	Key Energy Services, Inc	5
73,587		Kinder Morgan, Inc	1,108
7,503	*	Kosmos Energy LLC	47
6,373	*	Laredo Petroleum Holdings, Inc	56
394	*,e	Liberty Oilfield Services, Inc	7
1,582	*,e	Lilis Energy, Inc	6
275	*	Mammoth Energy Services, Inc	9
33,383		Marathon Oil Corp	538
18,535		Marathon Petroleum Corp	1,355
3,403	*	Matador Resources Co	102
1,193	*	Matrix Service Co	16
10,793	*	McDermott International, Inc	66
377	*	Midstates Petroleum Co, Inc	5
6,404		Murphy Oil Corp	165
11,900		Nabors Industries Ltd	83
14,486		National Oilwell Varco, Inc	533
561	*	Natural Gas Services Group, Inc	13
3,582	e	Navios Maritime Acq Corp	3
410	*,e	NCS Multistage Holdings, Inc	6
7,829	*	Newfield Exploration Co	191
3,366	*	Newpark Resources, Inc	27
250	*	Nine Energy Service, Inc	6
5,042	*	Noble Corp plc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,837		Noble Energy, Inc	$571
3,925	e	Nordic American Tanker Shipping	8
9,279	*	Oasis Petroleum, Inc	75
28,909		Occidental Petroleum Corp	1,878
3,828		Oceaneering International, Inc	71
2,073	*	Oil States International, Inc	54
13,666		Oneok, Inc	778
836	*	Overseas Shipholding Group, Inc	2
1,499	*	Pacific Ethanol, Inc	4
648		Panhandle Oil and Gas, Inc (Class A)	13
1,291	*	Par Pacific Holdings, Inc	22
5,410	*	Parker Drilling Co	3
9,019	*	Parsley Energy, Inc	261
8,122		Patterson-UTI Energy, Inc	142
4,259		PBF Energy, Inc	144
2,579	*	PDC Energy, Inc	126
1,871		Peabody Energy Corp	68
544	*	Penn Virginia Corp	19
620	*	PHI, Inc	6
16,484		Phillips 66	1,581
14,546	*	Pioneer Energy Services Corp	39
6,360		Pioneer Natural Resources Co	1,093
938	*	ProPetro Holding Corp	15
9,406	*	Questar Market Resources, Inc	92
7,038		Range Resources Corp	102
1,467	*	Renewable Energy Group, Inc	19
838	*,e	Resolute Energy Corp	29
234	*	Rex American Resources Corp	17
611	*	RigNet, Inc	8
1,749	*	Ring Energy, Inc	25
4,518	*	Rowan Cos plc	52
2,256	e	RPC, Inc	41
5,131	*	RSP Permian, Inc	241
2,726	*,e	Sanchez Energy Corp	9
1,269	*	SandRidge Energy, Inc	18
52,921		Schlumberger Ltd	3,428
6,794		Scorpio Tankers, Inc	13
617	*	SEACOR Holdings, Inc	32
629	*	SEACOR Marine Holdings, Inc	12
351	*	Select Energy Services, Inc	4
2,570	e	SemGroup Corp	55
2,365	e	Ship Finance International Ltd	34
253	*	SilverBow Resources, Inc	7
4,345		SM Energy Co	78
801	*,e	Smart Sand, Inc	5
369	*	Solaris Oilfield Infrastructure, Inc	6
19,699	*	Southwestern Energy Co	85
7,633	*	SRC Energy, Inc	72
749	*	Stone Energy Corp	28
5,923	*	Superior Energy Services	50
7,616		Targa Resources Investments, Inc	335
2,010	e	Teekay Corp	16
3,273	e	Teekay Tankers Ltd (Class A)	4
2,116	*,e	Tellurian, Inc	15
3,896	*	Tetra Technologies, Inc	15
15,313	*,e	Transocean Ltd (NYSE)	152
5,684	*	Ultra Petroleum Corp	24
1,986	*	Unit Corp	39
5,127	*,e	Uranium Energy Corp	7
3,143	e	US Silica Holdings Inc	80
16,716		Valero Energy Corp	1,551
3,587	*	W&T Offshore, Inc	16
34,561	*,e	Weatherford International Ltd	79
3,512	*	Whiting Petroleum Corp	119

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

705	*,e	WildHorse Resource Development Corp	$13
31,889		Williams Cos, Inc	793
2,651		World Fuel Services Corp	65
15,377	*	WPX Energy, Inc	227

		TOTAL ENERGY	56,128

FOOD & STAPLES RETAILING - 1.2%
1,108		Andersons, Inc	37
1,519		Casey’s General Stores, Inc	167
776	*	Chefs’ Warehouse Holdings, Inc	18
38,762		CVS Health Corp	2,411
555		Ingles Markets, Inc (Class A)	19
34,501		Kroger Co	826
345	*	Natural Grocers by Vitamin C	2
2,701	*	Performance Food Group Co	81
833		Pricesmart, Inc	70
34,626	*,e	Rite Aid Corp	58
1,024	*	Smart & Final Stores, Inc	6
957		Spartan Stores, Inc	16
4,309	*	Sprouts Farmers Market, Inc	101
888	*,e	SUPERVALU, Inc	13
18,404		Sysco Corp	1,103
2,032	*	United Natural Foods, Inc	87
7,566	*	US Foods Holding Corp	248
292		Village Super Market (Class A)	8
33,253		Walgreens Boots Alliance, Inc	2,177
54,664		Wal-Mart Stores, Inc	4,864
313		Weis Markets, Inc	13

		TOTAL FOOD & STAPLES RETAILING	12,325

FOOD, BEVERAGE & TOBACCO - 4.1%
136		Alico, Inc	4
72,702		Altria Group, Inc	4,531
21,050		Archer Daniels Midland Co	913
2,508	e	B&G Foods, Inc (Class A)	59
3,660	*	Blue Buffalo Pet Products, Inc	146
344	*	Boston Beer Co, Inc (Class A)	65
1,865		Brown-Forman Corp	99
8,707		Brown-Forman Corp (Class B)	474
5,296		Bunge Ltd	392
583	e	Calavo Growers, Inc	54
1,263	*	Cal-Maine Foods, Inc	55
6,999	e	Campbell Soup Co	303
3,333	*,e	Castle Brands, Inc	4
185		Coca-Cola Bottling Co Consolidated	32
145,876		Coca-Cola Co	6,335
14,512		ConAgra Foods, Inc	535
6,067		Constellation Brands, Inc (Class A)	1,383
16,593		Costco Wholesale Corp	3,127
418	*	Craft Brewers Alliance, Inc	8
6,364	*	Darling International, Inc	110
3,513		Dean Foods Co	30
6,820		Dr Pepper Snapple Group, Inc	807
288	*	Farmer Bros Co	9
6,808		Flowers Foods, Inc	149
1,315		Fresh Del Monte Produce, Inc	59
901	*	Freshpet, Inc	15
21,591		General Mills, Inc	973
3,970	*	Hain Celestial Group, Inc	127
5,112		Hershey Co	506
10,106	e	Hormel Foods Corp	347
3,112	*	Hostess Brands, Inc	46
2,632		Ingredion, Inc	339

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

585		J&J Snack Foods Corp	$80
4,288		J.M. Smucker Co	532
368		John B. Sanfilippo & Son, Inc	21
9,466		Kellogg Co	615
22,598		Kraft Heinz Co	1,408
5,453		Lamb Weston Holdings, Inc	317
621		Lancaster Colony Corp	76
1,056	*	Landec Corp	14
179	*	Lifeway Foods, Inc	1
443		Limoneira Co	10
4,446		McCormick & Co, Inc	473
476	e	MGP Ingredients, Inc	43
6,722		Molson Coors Brewing Co (Class B)	506
55,692		Mondelez International, Inc	2,324
15,651	*	Monster Beverage Corp	895
457		National Beverage Corp	41
54,364		PepsiCo, Inc	5,934
59,064		Philip Morris International, Inc	5,871
2,078		Pilgrim’s Pride Corp	51
4,626		Pinnacle Foods, Inc	250
2,539	*	Post Holdings, Inc	192
845	*	Primo Water Corp	10
787		Sanderson Farms, Inc	94
10		Seaboard Corp	43
365	*	Seneca Foods Corp	10
327	e	Tootsie Roll Industries, Inc	10
2,158	*	TreeHouse Foods, Inc	83
183		Turning Point Brands, Inc	4
10,310		Tyson Foods, Inc (Class A)	755
917		Universal Corp	44
3,082	e	Vector Group Ltd	63

		TOTAL FOOD, BEVERAGE & TOBACCO	42,806

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
338	*,e	AAC Holdings, Inc	4
855		Abaxis, Inc	60
64,356		Abbott Laboratories	3,856
1,581	*	Abiomed, Inc	460
3,023	*	Acadia Healthcare Co, Inc	118
3,073	*,e	Accuray, Inc	15
1,212		Aceto Corp	9
255	*	Addus HomeCare Corp	12
12,054		Aetna Inc	2,037
3,042	*	Align Technology, Inc	764
7,075	*	Allscripts Healthcare Solutions, Inc	87
495	*	Almost Family, Inc	28
1,099	*	Amedisys, Inc	66
368	*	American Renal Associates Holdings, Inc	7
5,940		AmerisourceBergen Corp	512
1,811	*	AMN Healthcare Services, Inc	103
482		Analogic Corp	46
1,310	*	Angiodynamics, Inc	23
566	*	Anika Therapeutics, Inc	28
5,621	*,e	Antares Pharma, Inc	12
9,779		Anthem, Inc	2,148
1,539	*	athenahealth, Inc	220
1,229	*	AtriCure, Inc	25
55		Atrion Corp	35
1,009	*,e	AxoGen, Inc	37
19,042		Baxter International, Inc	1,239
9,920		Becton Dickinson & Co	2,150
4,529	*,e	BioScrip, Inc	11
1,148	*	BioTelemetry, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

51,370	*	Boston Scientific Corp	$1,403
7,134	*	Brookdale Senior Living, Inc	48
1,418		Cantel Medical Corp	158
1,019	*	Capital Senior Living Corp	11
12,178		Cardinal Health, Inc	763
1,207	*	Cardiovascular Systems, Inc	26
2,441	*	Castlight Health, Inc	9
6,466	*	Centene Corp	691
10,631	*	Cerner Corp	617
4,212	*	Cerus Corp	23
611		Chemed Corp	167
9,067		Cigna Corp	1,521
504	*	Civitas Solutions, Inc	8
3,787	*,e	Community Health Systems, Inc	15
481		Computer Programs & Systems, Inc	14
1,529	*	ConforMIS, Inc	2
1,071		Conmed Corp	68
1,827		Cooper Cos, Inc	418
2,996	*,e	Corindus Vascular Robotics, Inc	4
368	*	Corvel Corp	19
1,020	*	Cotiviti Holdings, Inc	35
1,273	*	Cross Country Healthcare, Inc	14
1,250	*	CryoLife, Inc	25
593	*	Cutera, Inc	30
23,185		Danaher Corp	2,270
5,748	*	DaVita, Inc	379
8,598		Dentsply Sirona, Inc	433
3,340	*,e	DexCom, Inc	248
1,886	*	Diplomat Pharmacy, Inc	38
7,923	*	Edwards Lifesciences Corp	1,105
3,477		Encompass Health Corp	199
3,300	*	Endologix, Inc	14
1,885		Ensign Group, Inc	50
4,540	*	Envision Healthcare Corp	175
1,492	*,e	Evolent Health, Inc	21
21,340	*	Express Scripts Holding Co	1,474
229	*	FONAR Corp	7
1,393	*,e	Genesis Health Care, Inc	2
1,865	*,e	GenMark Diagnostics, Inc	10
1,112	*,e	Glaukos Corp	34
2,762	*	Globus Medical, Inc	138
2,039	*	Haemonetics Corp	149
1,812	*	Halyard Health, Inc	84
10,911		HCA Holdings, Inc	1,058
1,932	*	HealthEquity, Inc	117
1,071		HealthStream, Inc	27
6,040	*	Henry Schein, Inc	406
236	*	Heska Corp	19
2,532		Hill-Rom Holdings, Inc	220
3,262	*	HMS Holdings Corp	55
10,324	*	Hologic, Inc	386
5,232		Humana, Inc	1,407
588	*	ICU Medical, Inc	148
3,335	*	Idexx Laboratories, Inc	638
672	*	Inogen Inc	83
2,425	*,e	Inovalon Holdings, Inc	26
2,272	*	Insulet Corp	197
935	*	Integer Holding Corp	53
2,413	*	Integra LifeSciences Holdings Corp	134
4,197	*	Intuitive Surgical, Inc	1,733
1,260	e	Invacare Corp	22
528	*	iRhythm Technologies, Inc	33
1,571	*	K2M Group Holdings, Inc	30
3,505	*	Kindred Healthcare, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,904	*	Laboratory Corp of America Holdings	$631
982	*	Lantheus Holdings, Inc	16
562		LeMaitre Vascular, Inc	20
593	*	LHC Group, Inc	37
1,442	*	LifePoint Hospitals, Inc	68
1,887	*	LivaNova plc	167
735	*	Magellan Health Services, Inc	79
1,746	*	Masimo Corp	154
8,105		McKesson Corp	1,142
2,192	*	Medidata Solutions, Inc	138
3,569	*	MEDNAX, Inc	199
51,478		Medtronic plc	4,130
1,637		Meridian Bioscience, Inc	23
1,836	*	Merit Medical Systems, Inc	83
1,721	*	Molina Healthcare, Inc	140
685	*,e	NantHealth, Inc	2
212		National Healthcare Corp	13
357		National Research Corp	10
1,257	*	Natus Medical, Inc	42
1,932	*	Neogen Corp	129
1,074	*	Nevro Corp	93
2,085	*	Novocure Ltd	45
1,937	*	NuVasive, Inc	101
2,539	*	NxStage Medical, Inc	63
343	*,e	Obalon Therapeutics, Inc	1
1,384	*	Omnicell, Inc	60
2,181	*	OraSure Technologies, Inc	37
679	*	Orthofix International NV	40
2,343		Owens & Minor, Inc	36
919	*	Oxford Immunotec Global plc	11
3,229		Patterson Cos, Inc	72
1,140	*	Penumbra, Inc	132
275	*,e	PetIQ, Inc	7
1,594	*	Premier, Inc	50
495	*	Providence Service Corp	34
356	*,e	Pulse Biosciences, Inc	5
1,960	*	Quality Systems, Inc	27
5,188		Quest Diagnostics, Inc	520
1,084	*	Quidel Corp	56
978	*,e	Quotient Ltd	5
3,887	*	R1 RCM, Inc	28
1,510	*	RadNet, Inc	22
5,278		Resmed, Inc	520
1,891	*,e	Rockwell Medical, Inc	10
2,673	*	RTI Biologics, Inc	12
4,065	*	Select Medical Holdings Corp	70
549	*,e	Sientra, Inc	5
414		Simulations Plus, Inc	6
1,741	*	Staar Surgical Co	26
2,985		STERIS Plc	279
12,885		Stryker Corp	2,073
643	*,e	Surgery Partners, Inc	11
516	*	SurModics, Inc	20
350	*	Tabula Rasa HealthCare, Inc	14
357	*,e	Tactile Systems Technology, Inc	11
2,089	*	Teladoc, Inc	84
1,689		Teleflex, Inc	431
3,172	*	Tenet Healthcare Corp	77
1,422	*	Tivity Health, Inc	56
948	*	Triple-S Management Corp (Class B)	25
36,379		UnitedHealth Group, Inc	7,785
3,263		Universal Health Services, Inc (Class B)	386
468		US Physical Therapy, Inc	38
149		Utah Medical Products, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,492	*	Varex Imaging Corp	$53
3,475	*	Varian Medical Systems, Inc	426
4,180	*	Veeva Systems, Inc	305
1,068	*,e	ViewRay, Inc	7
612	*,e	Viveve Medical, Inc	2
1,082	*	Vocera Communications, Inc	25
1,739	*	WellCare Health Plans, Inc	337
2,710		West Pharmaceutical Services, Inc	239
4,098	*	Wright Medical Group NV	81
7,538		Zimmer Biomet Holdings, Inc	822

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	56,810

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
400	*	Central Garden & Pet Co	17
1,366	*	Central Garden and Pet Co (Class A)	54
9,498		Church & Dwight Co, Inc	478
4,937		Clorox Co	657
32,523		Colgate-Palmolive Co	2,331
17,354		Coty, Inc	318
2,241	*	Edgewell Personal Care Co	109
812	*,e	elf Beauty, Inc	16
2,362		Energizer Holdings, Inc	141
8,156		Estee Lauder Cos (Class A)	1,221
2,324	*,e	Herbalife Ltd	227
4,642	*	HRG Group, Inc	77
735		Inter Parfums, Inc	35
13,346		Kimberly-Clark Corp	1,470
385		Medifast, Inc	36
325	e	Natural Health Trends Corp	6
537		Nature’s Sunshine Products, Inc	6
2,014		Nu Skin Enterprises, Inc (Class A)	148
255		Oil-Dri Corp of America	10
289	e	Orchids Paper Products Co	2
96,076		Procter & Gamble Co	7,617
480	*	Revlon, Inc (Class A)	10
959	e	Spectrum Brands, Inc	99
426	*	USANA Health Sciences, Inc	37
538		WD-40 Co	71

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,193

INSURANCE - 4.2%
29,096		Aflac, Inc	1,273
576		Alleghany Corp	354
13,660		Allstate Corp	1,295
1,747	*	AMBAC Financial Group, Inc	27
3,330		American Equity Investment Life Holding Co	98
2,671		American Financial Group, Inc	300
34,048		American International Group, Inc	1,853
284		American National Insurance Co	33
751		Amerisafe, Inc	41
3,256	e	Amtrust Financial Services, Inc	40
9,403		Aon plc	1,319
4,498	*	Arch Capital Group Ltd	385
1,294		Argo Group International Holdings Ltd	74
6,620		Arthur J. Gallagher & Co	455
2,327		Aspen Insurance Holdings Ltd	104
2,139		Assurant, Inc	196
4,689		Assured Guaranty Ltd	170
3,853	*	Athene Holding Ltd	184
493	*	Atlas Financial Holdings, Inc	5
2,754		Axis Capital Holdings Ltd	159
422		Baldwin & Lyons, Inc (Class B)	9
73,003	*	Berkshire Hathaway, Inc (Class B)	14,563

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

265		Blue Capital Reinsurance Holdings Ltd	$3
2,994	*	Brighthouse Financial, Inc	154
9,066		Brown & Brown, Inc	231
17,657		Chubb Ltd	2,415
5,815		Cincinnati Financial Corp	432
2,162	*,e	Citizens, Inc (Class A)	16
758		CNA Financial Corp	37
6,647		Conseco, Inc	144
723		Crawford & Co (Class B)	6
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	11
252		EMC Insurance Group, Inc	7
1,239		Employers Holdings, Inc	50
437	*	Enstar Group Ltd	92
983		Erie Indemnity Co (Class A)	116
1,587		Everest Re Group Ltd	408
371		FBL Financial Group, Inc (Class A)	26
485		Federated National Holding Co	8
4,199		First American Financial Corp	246
10,157		FNF Group	406
19,503	*	Genworth Financial, Inc (Class A)	55
328		Global Indemnity Ltd	11
621	*	Greenlight Capital Re Ltd (Class A)	10
368	*	Hallmark Financial Services	3
1,661		Hanover Insurance Group, Inc	196
13,310		Hartford Financial Services Group, Inc	686
290		HCI Group, Inc	11
443	*,e	Health Insurance Innovations, Inc	13
1,074	e	Heritage Insurance Holdings, Inc	16
1,591		Horace Mann Educators Corp	68
345		Independence Holding Co	12
439		Infinity Property & Casualty Corp	52
62		Investors Title Co	12
646		James River Group Holdings Ltd	23
1,469		Kemper Corp	84
379		Kingstone Cos, Inc	6
566		Kinsale Capital Group, Inc	29
8,318		Lincoln National Corp	608
10,573		Loews Corp	526
2,565		Maiden Holdings Ltd	17
519	*	Markel Corp	607
19,576		Marsh & McLennan Cos, Inc	1,617
4,904	*,e	MBIA, Inc	45
1,072		Mercury General Corp	49
34,059		Metlife, Inc	1,563
1,991		National General Holdings Corp	48
92		National Western Life Group, Inc	28
808		Navigators Group, Inc	47
394	*	NI Holdings, Inc	7
9,269		Old Republic International Corp	199
1,513		Primerica, Inc	146
9,877		Principal Financial Group	602
1,956		ProAssurance Corp	95
22,143		Progressive Corp	1,349
16,169		Prudential Financial, Inc	1,674
2,347		Reinsurance Group of America, Inc (Class A)	361
1,586		RenaissanceRe Holdings Ltd	220
1,544		RLI Corp	98
591		Safety Insurance Group, Inc	45
2,223		Selective Insurance Group, Inc	135
630		State Auto Financial Corp	18
815		Stewart Information Services Corp	36
2,745	*	Third Point Reinsurance Ltd	38
4,319		Torchmark Corp	364

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,520		Travelers Cos, Inc	$1,461
855	*,e	Trupanion, Inc	26
844		United Fire & Casualty Co	40
739		United Insurance Holdings Corp	14
1,340		Universal Insurance Holdings, Inc	43
8,212		UnumProvident Corp	391
3,022		Validus Holdings Ltd	204
3,567		W.R. Berkley Corp	259
124		White Mountains Insurance Group Ltd	102
4,835		Willis Towers Watson plc	736
9,312		XL Group Ltd	515

		TOTAL INSURANCE	43,371

MATERIALS - 3.3%
1,126		A. Schulman, Inc	48
788		Advanced Emissions Solutions, Inc	9
1,237	*	AdvanSix, Inc	43
801	*	AgroFresh Solutions, Inc	6
7,996		Air Products & Chemicals, Inc	1,272
12,220	*,e	AK Steel Holding Corp	55
4,207		Albemarle Corp	390
7,210		Alcoa Corp	324
4,202	*	Allegheny Technologies, Inc	100
1,143		American Vanguard Corp	23
340		Ampco-Pittsburgh Corp	3
2,415		Aptargroup, Inc	217
716		Ardagh Group S.A.	13
2,222		Ashland Global Holdings, Inc	155
3,291		Avery Dennison Corp	350
8,232	*	Axalta Coating Systems Ltd	249
1,227		Balchem Corp	100
13,140		Ball Corp	522
3,500		Bemis Co, Inc	152
4,805	*	Berry Plastics Group, Inc	263
1,581		Boise Cascade Co	61
2,347		Cabot Corp	131
1,812		Carpenter Technology Corp	80
5,038		Celanese Corp (Series A)	505
1,952	*	Century Aluminum Co	32
8,475		CF Industries Holdings, Inc	320
284		Chase Corp	33
6,892		Chemours Co	336
623	*	Clearwater Paper Corp	24
9,437	*,e	Cleveland-Cliffs, Inc	66
6,825	*	Coeur Mining, Inc	55
4,501		Commercial Metals Co	92
942	e	Compass Minerals International, Inc	57
261		Core Molding Technologies, Inc	5
4,958	*	Crown Holdings, Inc	252
2,440		Domtar Corp	104
88,819		DowDuPont, Inc	5,659
1,609		Eagle Materials, Inc	166
5,514		Eastman Chemical Co	582
9,760		Ecolab, Inc	1,338
3,191	*	Ferro Corp	74
2,943	*,m	Ferroglobe plc	0
2,151	*	Flotek Industries, Inc	13
5,066		FMC Corp	388
657	*,e	Forterra, Inc	5
51,818	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	910
954		FutureFuel Corp	11
2,797	*	GCP Applied Technologies, Inc	81
2,189	*	Gold Resource Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,219		Graphic Packaging Holding Co	$188
203		Greif, Inc	12
985		Greif, Inc (Class A)	51
1,961		H.B. Fuller Co	98
377		Hawkins, Inc	13
501		Haynes International, Inc	19
14,849		Hecla Mining Co	54
7,865		Huntsman Corp	230
1,659	*	Ingevity Corp	122
803		Innophos Holdings, Inc	32
974		Innospec, Inc	67
2,996		International Flavors & Fragrances, Inc	410
15,365		International Paper Co	821
3,628	*,e	Intrepid Potash, Inc	13
656		Kaiser Aluminum Corp	66
3,390		Kapstone Paper and Packaging Corp	116
6,735	*	Klondex Mines Ltd	16
329		KMG Chemicals, Inc	20
850	*	Koppers Holdings, Inc	35
1,207	*	Kraton Polymers LLC	58
893		Kronos Worldwide, Inc	20
5,593		Louisiana-Pacific Corp	161
901	*,e	LSB Industries, Inc	6
12,136		LyondellBasell Industries AF S.C.A	1,283
2,472		Martin Marietta Materials, Inc	512
774		Materion Corp	40
1,370		Minerals Technologies, Inc	92
16,571		Monsanto Co	1,934
13,749		Mosaic Co	334
871		Myers Industries, Inc	18
642		Neenah Paper, Inc	50
278		NewMarket Corp	112
20,144		Newmont Mining Corp	787
12,228		Nucor Corp	747
6,399		Olin Corp	194
395		Olympic Steel, Inc	8
1,779	*	Omnova Solutions, Inc	19
5,702	*	Owens-Illinois, Inc	124
3,656		Packaging Corp of America	412
1,827		PH Glatfelter Co	38
8,571	*	Platform Specialty Products Corp	83
3,172		PolyOne Corp	135
9,767		PPG Industries, Inc	1,090
890	*	PQ Group Holdings, Inc	12
10,878		Praxair, Inc	1,570
510		Quaker Chemical Corp	76
1,744		Rayonier Advanced Materials, Inc	37
2,559		Reliance Steel & Aluminum Co	219
2,482		Royal Gold, Inc	213
4,842		RPM International, Inc	231
592	*	Ryerson Holding Corp	5
1,051		Schnitzer Steel Industries, Inc (Class A)	34
1,182		Schweitzer-Mauduit International, Inc	46
1,569	e	Scotts Miracle-Gro Co (Class A)	135
6,826		Sealed Air Corp	292
1,713		Sensient Technologies Corp	121
3,117		Sherwin-Williams Co	1,222
2,434		Silgan Holdings, Inc	68
3,576		Sonoco Products Co	173
3,201		Southern Copper Corp (NY)	173
8,549		Steel Dynamics, Inc	378
775		Stepan Co	64
4,288	*	Summit Materials, Inc	130
2,524	*	SunCoke Energy, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,807		Tahoe Resources, Inc	$55
1,535	*	TimkenSteel Corp	23
970	*	Trecora Resources	13
1,164		Tredegar Corp	21
1,701		Trinseo S.A.	126
2,505		Tronox Ltd	46
226	*	UFP Technologies, Inc	7
66		United States Lime & Minerals, Inc	5
6,801		United States Steel Corp	239
577	*,e	US Concrete, Inc	35
882		Valhi, Inc	5
7,329		Valvoline, Inc	162
1,233	*	Verso Corp	21
5,018		Vulcan Materials Co	573
565	e	Warrior Met Coal, Inc	16
1,396		Westlake Chemical Corp	155
9,466		WestRock Co	607
1,742	*	Worthington Industries, Inc	75
2,489		WR Grace and Co	152

		TOTAL MATERIALS	33,886

MEDIA - 2.5%
2,111	e	AMC Entertainment Holdings, Inc	30
1,592	*	AMC Networks, Inc	82
184		Cable One, Inc	126
12,564		CBS Corp (Class B)	646
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	15
6,719	*	Charter Communications, Inc	2,091
4,142		Cinemark Holdings, Inc	156
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	8
586	*,e	Cogint, Inc	1
176,776		Comcast Corp (Class A)	6,040
46	*,e	Daily Journal Corp	10
5,957	*,e	Discovery Communications, Inc (Class A)	128
11,415	*	Discovery Communications, Inc (Class C)	223
8,615	*	DISH Network Corp (Class A)	326
568	e	Emerald Expositions Events, Inc	11
1,655	e	Entercom Communications Corp (Class A)	16
2,637		Entravision Communications Corp (Class A)	12
798	*,e	Eros International plc	9
2,274		EW Scripps Co (Class A)	27
4,415		Gannett Co, Inc	44
3,088	*	GCI Liberty, Inc	163
2,680	*	Gray Television, Inc	34
408	*	Hemisphere Media Group, Inc	5
2,264	*	Imax Corp	43
14,811		Interpublic Group of Cos, Inc	341
1,677		John Wiley & Sons, Inc (Class A)	107
428	*	Liberty Braves Group (Class A)	10
1,434	*	Liberty Braves Group (Class C)	33
977	*	Liberty Broadband Corp (Class A)	83
4,040	*	Liberty Broadband Corp (Class C)	346
998	*	Liberty Media Group (Class A)	29
6,647	*,e	Liberty Media Group (Class C)	205
3,486	*	Liberty SiriusXM Group (Class A)	143
6,416	*	Liberty SiriusXM Group (Class C)	262
2,000	e	Lions Gate Entertainment Corp (Class A)	52
3,835		Lions Gate Entertainment Corp (Class B)	92
5,305	*	Live Nation, Inc	224
190	*	Loral Space & Communications, Inc	8
729	*	Madison Square Garden Co	179
2,109	*	MDC Partners, Inc	15
1,545	e	Meredith Corp	83

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,361	*	MSG Networks, Inc	$53
2,714		National CineMedia, Inc	14
1,956		New Media Investment Group, Inc	34
4,795		New York Times Co (Class A)	116
13,730		News Corp	217
4,708		News Corp (Class B)	76
1,776		Nexstar Broadcasting Group, Inc (Class A)	118
8,859		Omnicom Group, Inc	644
787	*	Reading International, Inc	13
243	*,m	Rovi Guides, Inc	1
175		Saga Communications, Inc	6
415		Salem Communications	1
1,096		Scholastic Corp	43
2,721	e	Sinclair Broadcast Group, Inc (Class A)	85
54,913	e	Sirius XM Holdings, Inc	343
8,405		TEGNA, Inc	96
29,326		Time Warner, Inc	2,774
322		Townsquare Media, Inc	3
2,837		Tribune Co	115
780	*	tronc, Inc	13
39,819		Twenty-First Century Fox, Inc	1,461
16,626		Twenty-First Century Fox, Inc (Class B)	605
411	e	Viacom, Inc	16
13,170		Viacom, Inc (Class B)	409
57,235		Walt Disney Co	5,749
806	*,e	WideOpenWest, Inc	6
1,509	e	World Wrestling Entertainment, Inc (Class A)	54

		TOTAL MEDIA	25,523

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
60,642		AbbVie, Inc	5,740
1,001	*,e	Abeona Therapeutics, Inc	14
3,739	*,e	Acadia Pharmaceuticals, Inc	84
987	*	Accelerate Diagnostics, Inc	23
1,231	*	Acceleron Pharma, Inc	48
1,147	*,e	Achaogen, Inc	15
4,855	*	Achillion Pharmaceuticals, Inc	18
797	*,e	Aclaris Therapeutics, Inc	14
1,689	*	Acorda Therapeutics, Inc	40
711	*,e	Adamas Pharmaceuticals, Inc	17
1,602	*,e	Aduro Biotech, Inc	15
1,291	*,e	Advaxis, Inc	2
1,175	*	Aerie Pharmaceuticals, Inc	64
2,830	*	Agenus, Inc	13
12,411		Agilent Technologies, Inc	830
1,631	*	Agios Pharmaceuticals, Inc	133
1,385	*,e	Aimmune Therapeutics, Inc	44
574	*,e	Akcea Therapeutics, Inc	15
1,440	*	Akebia Therapeutics, Inc	14
3,444	*	Akorn, Inc	64
2,198	*,e	Alder Biopharmaceuticals, Inc	28
8,409	*	Alexion Pharmaceuticals, Inc	937
5,962	*	Alkermes plc	346
12,858		Allergan plc	2,164
3,288	*	Alnylam Pharmaceuticals, Inc	392
1,423	*	AMAG Pharmaceuticals, Inc	29
27,428		Amgen, Inc	4,676
5,590	*	Amicus Therapeutics, Inc	84
1,331	*	Amphastar Pharmaceuticals, Inc	25
679	*	AnaptysBio, Inc	71
1,289	*	Anavex Life Sciences Corp	4
292	*	ANI Pharmaceuticals, Inc	17
386	*	Apellis Pharmaceuticals, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,565	*	Aratana Therapeutics, Inc	$7
894	*	Ardelyx, Inc	4
1,252	*	Arena Pharmaceuticals, Inc	49
238	*,e	ARMO BioSciences, Inc	9
6,749	*	Array Biopharma, Inc	110
541	*	Assembly Biosciences, Inc	27
1,080	*,e	Asterias Biotherapeutics, Inc	2
1,805	*,e	Atara Biotherapeutics, Inc	70
2,944	*,e	Athersys, Inc	5
576	*	Audentes Therapeutics, Inc	17
929	*	Avexis, Inc	115
1,155	*,e	Axovant Sciences Ltd	2
873	*,e	Bellicum Pharmaceuticals, Inc	6
3,132	*	BioCryst Pharmaceuticals, Inc	15
8,070	*	Biogen Idec, Inc	2,210
1,672	*	Biohaven Pharmaceutical Holding Co Ltd	43
6,819	*	BioMarin Pharmaceutical, Inc	553
826	*	Bio-Rad Laboratories, Inc (Class A)	207
213	*	Biospecifics Technologies Corp	9
1,318		Bio-Techne Corp	199
2,650	*,e	BioTime, Inc	7
1,782	*	Bluebird Bio, Inc	304
1,516	*	Blueprint Medicines Corp	139
62,647		Bristol-Myers Squibb Co	3,962
4,110		Bruker BioSciences Corp	123
1,175	*	Calithera Biosciences, Inc	7
311	*,e	Calyxt, Inc	4
1,265	*	Cambrex Corp	66
1,052	*,e	Cara Therapeutics Inc	13
4,893	*	Catalent, Inc	201
2,735	*	Catalyst Pharmaceuticals, Inc	7
28,395	*	Celgene Corp	2,533
4,172	*	Celldex Therapeutics, Inc	10
1,846	*	Charles River Laboratories International, Inc	197
1,103	*	ChemoCentryx, Inc	15
1,747	*	Chimerix, Inc	9
788	*,e	Clearside Biomedical, Inc	8
1,527	*	Clovis Oncology, Inc	81
1,314	*	Codexis, Inc	14
1,501	*	Coherus Biosciences, Inc	17
877	*,e	Collegium Pharmaceutical, Inc	22
642	*	Concert Pharmaceuticals Inc	15
1,005	*	Contatus Pharmaceuticals, Inc	6
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	11
3,522	*,e	Corcept Therapeutics, Inc	58
820	*,e	Corium International, Inc	9
349	*	Corvus Pharmaceuticals, Inc	4
297	*	Cue Biopharma, Inc	4
4,829	*	Curis, Inc	3
1,624	*	Cytokinetics, Inc	12
1,148	*	CytomX Therapeutics, Inc	33
286	*	Deciphera Pharmaceuticals, Inc	6
552	*	Denali Therapeutics, Inc	11
2,241	*	Depomed, Inc	15
1,468	*,e	Dermira, Inc	12
195	*	Dova Pharmaceuticals, Inc	5
4,800	*	Durect Corp	10
1,590	*,e	Dynavax Technologies Corp	32
323	*,e	Eagle Pharmaceuticals, Inc	17
681	*,e	Edge Therapeutics, Inc	1
1,310	*	Editas Medicine, Inc	43
37,169		Eli Lilly & Co	2,876
1,340	*	Emergent Biosolutions, Inc	71
648	*	Enanta Pharmaceuticals, Inc	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,687	*	Endo International plc	$52
1,556	*	Enzo Biochem, Inc	8
1,664	*	Epizyme, Inc	30
554	*	Esperion Thereapeutics, Inc	40
4,274	*	Exact Sciences Corp	172
11,271	*	Exelixis, Inc	250
1,546	*,e	Fate Therapeutics, Inc	15
2,295	*	FibroGen, Inc	106
979	*	Five Prime Therapeutics, Inc	17
1,094	*,e	Flexion Therapeutics Inc	24
1,472	*	Fluidigm Corp	9
1,392	*	Fortress Biotech, Inc	6
507	*,e	Foundation Medicine, Inc	40
301	*	G1 Therapeutics, Inc	11
1,113	*,e	Genocea Biosciences Inc	1
810	*	Genomic Health, Inc	25
6,445	*,e	Geron Corp	27
49,479		Gilead Sciences, Inc	3,730
1,425	*	Global Blood Therapeutics, Inc	69
4,274	*	Halozyme Therapeutics, Inc	84
1,743	*	Heron Therapeutics, Inc	48
6,384	*	Horizon Pharma plc	91
2,542	*	Idera Pharmaceuticals, Inc	5
5,505	*	Illumina, Inc	1,301
9,944	*,e	Immune Design Corp	33
3,349	*	Immunogen, Inc	35
3,945	*,e	Immunomedics, Inc	58
2,888	*	Impax Laboratories, Inc	56
6,468	*	Incyte Corp	539
2,960	*	Innoviva, Inc	49
2,690	*,e	Inovio Pharmaceuticals, Inc	13
2,469	*	Insmed, Inc	56
998	*,e	Insys Therapeutics, Inc	6
561	*,e	Intellia Therapeutics, Inc	12
696	*,e	Intercept Pharmaceuticals, Inc	43
1,040	*	Intersect ENT, Inc	41
1,415	*	Intra-Cellular Therapies, Inc	30
2,121	*,e	Intrexon Corp	32
1,468	*,e	Invitae Corp	7
4,834	*	Ionis Pharmaceuticals, Inc	213
4,112	*	Iovance Biotherapeutics, Inc	69
6,081	*	IQVIA Holdings, Inc	597
5,284	*,e	Ironwood Pharmaceuticals, Inc	82
102,399		Johnson & Johnson	13,122
241	*	Jounce Therapeutics, Inc	5
312	*,e	Kala Pharmaceuticals, Inc	5
1,273	*	Karyopharm Therapeutics, Inc	17
3,304	*,e	Keryx Biopharmaceuticals, Inc	13
841	*	Kindred Biosciences Inc	7
772	*,e	Kura Oncology, Inc	14
669	*	La Jolla Pharmaceutical Co	20
1,137	*,e	Lannett Co, Inc	18
1,763	*,e	Lexicon Pharmaceuticals, Inc	15
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	128
777	*	Loxo Oncology, Inc	90
1,582		Luminex Corp	33
1,309	*	MacroGenics, Inc	33
153	*	Madrigal Pharmaceuticals, Inc	18
3,881	*	Mallinckrodt plc	56
2,134	*,e	Matinas BioPharma Holdings, Inc	2
2,689	*,e	Medicines Co	89
1,230	*,e	MediciNova, Inc	13
289	*	Medpace Holdings, Inc	10
343	*,e	Melinta Therapeutics, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

213	*	Menlo Therapeutics, Inc	$8
460		Merrimack Pharmaceuticals, Inc	4
396	*,e	Mersana Therapeutics, Inc	6
996	*	Mettler-Toledo International, Inc	573
4,015	*,e	MiMedx Group, Inc	28
6,196	*	Minerva Neurosciences, Inc	39
520	*	Miragen Therapeutics, Inc	4
2,874	*	Momenta Pharmaceuticals, Inc	52
20,335	*	Mylan NV	837
480	*	MyoKardia, Inc	23
2,502	*	Myriad Genetics, Inc	74
689	*	NanoString Technologies, Inc	5
1,198	*	NantKwest, Inc	5
1,110	*	Natera, Inc	10
5,467	*	Nektar Therapeutics	581
2,201	*,e	NeoGenomics, Inc	18
564	*,e	Neos Therapeutics, Inc	5
3,420	*	Neurocrine Biosciences, Inc	284
866	*,e	NewLink Genetics Corp	6
11,296	*,e	Novavax, Inc	24
591	*	Novelion Therapeutics, Inc	2
1,041	*,e	Nymox Pharmaceutical Corp	4
894	*	Ocular Therapeutix, Inc	6
216	*,e	Odonate Therapeutics, Inc	5
1,629	*,e	Omeros Corp	18
13,300	*,e	Opko Health, Inc	42
2,776	*,e	Organovo Holdings, Inc	3
1,016	*	Otonomy, Inc	4
3,094	*,e	Pacific Biosciences of California, Inc	6
1,521	*	Pacira Pharmaceuticals, Inc	47
934	*	Paratek Pharmaceuticals, Inc	12
1,731	*	PDL BioPharma, Inc	5
4,283		PerkinElmer, Inc	324
4,834		Perrigo Co plc	403
224,705		Pfizer, Inc	7,975
720		Phibro Animal Health Corp	29
1,321	*	Pieris Pharmaceuticals, Inc	9
1,961	*	Portola Pharmaceuticals, Inc	64
1,513	*	PRA Health Sciences, Inc	125
2,080	*	Prestige Brands Holdings, Inc	70
2,427	*	Progenics Pharmaceuticals, Inc	18
282	*	Protagonist Therapeutics, Inc	2
1,437	*,e	Prothena Corp plc	53
1,522	*	PTC Therapeutics, Inc	41
1,119	*	Puma Biotechnology, Inc	76
8,962		QIAGEN NV	290
442	*	Ra Pharmaceuticals, Inc	2
1,455	*,e	Radius Health, Inc	52
341	*,e	Reata Pharmaceuticals, Inc	7
456	*	Recro Pharma, Inc	5
3,041	*	Regeneron Pharmaceuticals, Inc	1,047
1,062	*	REGENXBIO, Inc	32
1,344	*	Repligen Corp	49
1,469	*	Retrophin, Inc	33
879	*	Revance Therapeutics, Inc	27
280	*,e	Rhythm Pharmaceuticals, Inc	6
4,657	*	Rigel Pharmaceuticals, Inc	16
1,586	*	Sage Therapeutics, Inc	255
2,773	*	Sangamo Biosciences, Inc	53
2,236	*	Sarepta Therapeutics, Inc	166
104,079		Schering-Plough Corp	5,669
3,768	*	Seattle Genetics, Inc	197
474	*,e	Selecta Biosciences, Inc	5
745	*,e	Seres Therapeutics, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

547	*,e	Sienna Biopharmaceuticals, Inc	$10
897	*,e	Spark Therapeutics, Inc	60
2,652	*	Spectrum Pharmaceuticals, Inc	43
834	*	Stemline Therapeutics, Inc	13
807	*	Strongbridge Biopharma plc	7
1,839	*	Supernus Pharmaceuticals, Inc	84
359	*	Syndax Pharmaceuticals, Inc	5
2,126	*	Syneos Health, Inc	75
8,840	*,e	Synergy Pharmaceuticals, Inc	16
496	*,e	Syros Pharmaceuticals, Inc	6
1,333	*,e	Teligent, Inc	4
1,448	*,e	TESARO, Inc	83
1,526	*	Tetraphase Pharmaceuticals, Inc	5
1,870	*,e	TG Therapeutics, Inc	27
5,906	*,e	TherapeuticsMD, Inc	29
1,625	*,e	Theravance Biopharma, Inc	39
15,254		Thermo Fisher Scientific, Inc	3,149
3,008	*,e	Tocagen, Inc	36
1,790	*	Trevena, Inc	3
1,517	*	Ultragenyx Pharmaceutical, Inc	77
1,741	*	United Therapeutics Corp	196
1,691	*	Vanda Pharmaceuticals, Inc	28
907	*	VBI Vaccines, Inc	3
594	*	Veracyte, Inc	3
1,272	*	Versartis, Inc	2
9,632	*	Vertex Pharmaceuticals, Inc	1,570
484	*	Voyager Therapeutics, Inc	9
2,907	*	Waters Corp	577
475	*	WaVe Life Sciences Pte Ltd	19
663	*,e	XBiotech, Inc	4
1,460	*	Xencor Inc	44
4,815	*,e	ZIOPHARM Oncology, Inc	19
18,655		Zoetis, Inc	1,558
1,053	*	Zogenix, Inc	42
430	*,e	Zynerba Pharmaceuticals, Inc	4

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	80,230

REAL ESTATE - 3.7%
3,250		Acadia Realty Trust	80
943		Agree Realty Corp	45
2,540		Alexander & Baldwin, Inc	59
51		Alexander’s, Inc	19
3,523		Alexandria Real Estate Equities, Inc	440
466	*	Altisource Portfolio Solutions S.A.	12
1,599		American Assets Trust,Inc	53
5,246		American Campus Communities, Inc	203
8,855		American Homes 4 Rent	178
16,007		American Tower Corp	2,326
1,706	e	Americold Realty Trust	33
5,818		Apartment Investment & Management Co (Class A)	237
7,310		Apple Hospitality REIT, Inc	128
1,658		Armada Hoffler Properties, Inc	23
1,249		Ashford Hospitality Prime, Inc	12
3,090		Ashford Hospitality Trust, Inc	20
454	*	AV Homes, Inc	8
5,236		AvalonBay Communities, Inc	861
769	e	Bluerock Residential Growth REIT, Inc	7
5,901		Boston Properties, Inc	727
6,772		Brandywine Realty Trust	108
11,939		Brixmor Property Group, Inc	182
3,382		Camden Property Trust	285
2,763		CareTrust REIT, Inc	37
1,667		CatchMark Timber Trust Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,537	e	CBL & Associates Properties, Inc	$27
11,079	*	CBRE Group, Inc	523
3,595		Cedar Realty Trust, Inc	14
1,449		Chatham Lodging Trust	28
2,308		Chesapeake Lodging Trust	64
1,087		City Office REIT, Inc	13
544	e	Clipper Realty, Inc	5
20,026		Colony NorthStar, Inc	113
4,776		Columbia Property Trust, Inc	98
498		Community Healthcare Trust, Inc	13
159		Consolidated-Tomoka Land Co	10
4,609		CoreCivic, Inc	90
419		CorEnergy Infrastructure Trust, Inc	16
1,335		Coresite Realty	134
3,896		Corporate Office Properties Trust	101
16,091		Cousins Properties, Inc	140
15,144		Crown Castle International Corp	1,660
6,597		CubeSmart	186
3,383		CyrusOne, Inc	173
3,638		DCT Industrial Trust, Inc	205
12,102		DDR Corp	89
7,801		DiamondRock Hospitality Co	81
7,917		Digital Realty Trust, Inc	834
5,662		Douglas Emmett, Inc	208
13,997		Duke Realty Corp	371
1,340		Easterly Government Properties, Inc	27
1,286		EastGroup Properties, Inc	106
2,840		Education Realty Trust, Inc	93
5,016		Empire State Realty Trust, Inc	84
2,455		Entertainment Properties Trust	136
2,969		Equinix, Inc	1,241
3,801	*	Equity Commonwealth	117
3,181		Equity Lifestyle Properties, Inc	279
13,534		Equity Residential	834
2,501		Essex Property Trust, Inc	602
4,570		Extra Space Storage, Inc	399
967	e	Farmland Partners, Inc	8
2,807		Federal Realty Investment Trust	326
4,527		First Industrial Realty Trust, Inc	132
8,966		Forest City Realty Trust, Inc	182
400	*,e	Forestar Group, Inc	8
2,420		Four Corners Property Trust, Inc	56
4,124		Franklin Street Properties Corp	35
1,944		Front Yard Residential Corp	20
309	*	FRP Holdings, Inc	17
7,699		Gaming and Leisure Properties, Inc	258
4,728		Geo Group, Inc	97
1,064		Getty Realty Corp	27
23,995		GGP, Inc	491
881		Gladstone Commercial Corp	15
547	e	Global Medical REIT, Inc	4
2,475	*,e	Global Net Lease, Inc	42
2,836		Government Properties Income Trust	39
5,894		Gramercy Property Trust	128
1,871	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	37
18,421		HCP, Inc	428
4,494		Healthcare Realty Trust, Inc	125
7,668		Healthcare Trust of America, Inc	203
1,493	e	Hersha Hospitality Trust	27
1,412		HFF, Inc (Class A)	70
3,908		Highwoods Properties, Inc	171
6,332		Hospitality Properties Trust	160
27,696		Host Marriott Corp	516
1,318	*	Howard Hughes Corp	183

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,080		Hudson Pacific Properties	$198
2,619		Independence Realty Trust, Inc	24
547	*,e	Industrial Logistics Properties Trust	11
4,600		Investors Real Estate Trust	24
9,695		Invitation Homes, Inc	221
10,280		Iron Mountain, Inc	338
2,674	*,e	iStar Financial, Inc	27
3,369		JBG SMITH Properties	114
322	e	Jernigan Capital, Inc	6
1,588		Jones Lang LaSalle, Inc	277
5,205		Kennedy-Wilson Holdings, Inc	91
3,767		Kilroy Realty Corp	267
16,000		Kimco Realty Corp	230
3,243		Kite Realty Group Trust	49
3,232		Lamar Advertising Co	206
4,394		LaSalle Hotel Properties	127
8,402		Lexington Realty Trust	66
5,755		Liberty Property Trust	229
1,802		Life Storage, Inc	151
1,530		LTC Properties, Inc	58
5,384		Macerich Co	302
3,534		Mack-Cali Realty Corp	59
569	*	Marcus & Millichap, Inc	21
231	*	Maui Land & Pineapple Co, Inc	3
996		MedEquities Realty Trust, Inc	10
12,964		Medical Properties Trust, Inc	169
4,427		Mid-America Apartment Communities, Inc	404
2,597		Monmouth Real Estate Investment Corp (Class A)	39
1,356		National Health Investors, Inc	91
5,838		National Retail Properties, Inc	229
1,700		National Storage Affiliates Trust	43
3,164		New Senior Investment Group, Inc	26
499	*	Newmark Group, Inc	8
662		NexPoint Residential Trust, Inc	16
2,094		NorthStar Realty Europe Corp	27
7,596	e	Omega Healthcare Investors, Inc	205
567		One Liberty Properties, Inc	13
5,413		Outfront Media, Inc	101
7,621		Paramount Group, Inc	109
6,528		Park Hotels & Resorts, Inc	176
2,664	e	Pebblebrook Hotel Trust	92
2,702	e	Pennsylvania REIT	26
5,940		Physicians Realty Trust	93
4,321		Piedmont Office Realty Trust, Inc	76
2,344		Potlatch Corp	122
2,737		Preferred Apartment Communities, Inc	39
20,137		Prologis, Inc	1,268
762		PS Business Parks, Inc	86
5,527		Public Storage, Inc	1,108
1,829		QTS Realty Trust, Inc	66
2,935	*	Quality Care Properties, Inc	57
305	*	Rafael Holdings, Inc	1
3,057		Ramco-Gershenson Properties	38
4,462		Rayonier, Inc	157
732		Re/Max Holdings, Inc	44
5,305	e	Realogy Holdings Corp	145
10,419		Realty Income Corp	539
2,193	*,e	Redfin Corp	50
5,824		Regency Centers Corp	344
4,204		Retail Opportunities Investment Corp	74
9,278		Retail Properties of America, Inc	108
2,561		Rexford Industrial Realty, Inc	74
6,612		RLJ Lodging Trust	129
283		RMR Group, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,712		Ryman Hospitality Properties	$133
6,162		Sabra Healthcare REIT, Inc	109
401	e	Safety Income and Growth, Inc	6
392		Saul Centers, Inc	20
4,600	*	SBA Communications Corp	786
1,918		Select Income REIT	37
9,263		Senior Housing Properties Trust	145
990		Seritage Growth Properties	35
11,891		Simon Property Group, Inc	1,835
3,877		SL Green Realty Corp	375
18,856		Spirit Realty Capital, Inc	146
1,876	*	St. Joe Co	35
3,470		STAG Industrial, Inc	83
9,293		Starwood Property Trust, Inc	195
6,501		STORE Capital Corp	161
218		Stratus Properties, Inc	7
3,928		Summit Hotel Properties, Inc	53
2,801		Sun Communities, Inc	256
8,527		Sunstone Hotel Investors, Inc	130
3,676	e	Tanger Factory Outlet Centers, Inc	81
2,340		Taubman Centers, Inc	133
834	*	Tejon Ranch Co	19
1,821		Terreno Realty Corp	63
1,934		Tier REIT, Inc	36
761	*	Trinity Place Holdings, Inc	5
10,089		UDR, Inc	359
994		UMH Properties, Inc	13
6,462	e	Uniti Group, Inc	105
294		Universal Health Realty Income Trust	18
3,855		Urban Edge Properties	82
1,188		Urstadt Biddle Properties, Inc (Class A)	23
13,411		Ventas, Inc	664
38,221		VEREIT, Inc	266
10,009		VICI Properties, Inc	183
6,739		Vornado Realty Trust	454
7,181	e	Washington Prime Group, Inc	48
3,060		Washington REIT	84
4,685		Weingarten Realty Investors	132
14,133		Welltower, Inc	769
28,296		Weyerhaeuser Co	990
1,293	e	Whitestone REIT	13
4,118		WP Carey, Inc	255
4,278		Xenia Hotels & Resorts, Inc	84

		TOTAL REAL ESTATE	37,970

RETAILING - 5.8%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	15
2,429		Aaron’s, Inc	113
2,820		Abercrombie & Fitch Co (Class A)	68
2,788		Advance Auto Parts, Inc	331
15,289	*	Amazon.com, Inc	22,128
4,950		American Eagle Outfitters, Inc	99
367	*	America’s Car-Mart, Inc	18
727	*	Asbury Automotive Group, Inc	49
164	*	At Home Group, Inc	5
2,055	*,e	Autonation, Inc	96
1,044	*	AutoZone, Inc	677
1,364	*	Barnes & Noble Education, Inc	9
2,159		Barnes & Noble, Inc	11
4,627		Bed Bath & Beyond, Inc	97
9,720		Best Buy Co, Inc	680
824	e	Big 5 Sporting Goods Corp	6
1,715	e	Big Lots, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,866	*	Booking Holdings, Inc	$3,882
517	*	Boot Barn Holdings, Inc	9
1,023	e	Buckle, Inc	23
512	*	Build-A-Bear Workshop, Inc	5
2,706	*	Burlington Stores, Inc	360
1,517		Caleres, Inc	51
437		Camping World Holdings, Inc	14
6,997	*	Carmax, Inc	433
575	*,e	Carvana Co	13
966		Cato Corp (Class A)	14
4,716		Chico’s FAS, Inc	43
670		Children’s Place Retail Stores, Inc	91
619		Citi Trends, Inc	19
708	*	Conn’s, Inc	24
764	*,e	Container Store Group, Inc	4
1,444		Core-Mark Holding Co, Inc	31
3,329		Dick’s Sporting Goods, Inc	117
590	e	Dillard’s, Inc (Class A)	47
10,569		Dollar General Corp	989
8,803	*	Dollar Tree, Inc	835
2,574		DSW, Inc (Class A)	58
404	*,e	Duluth Holdings, Inc	8
4,623		Expedia, Inc	510
3,087	*	Express Parent LLC	22
1,519	e	Finish Line, Inc (Class A)	21
2,096	*	Five Below, Inc	154
405	*,e	Floor & Decor Holdings, Inc	21
4,756		Foot Locker, Inc	217
127	*	Francesca’s Holdings Corp	1
724	*	FTD Cos, Inc	3
322	*	Gaia, Inc	5
3,029	e	GameStop Corp (Class A)	38
9,382		Gap, Inc	293
254	*	Genesco, Inc	10
5,460		Genuine Parts Co	491
2,663	*,e	GNC Holdings, Inc	10
787		Group 1 Automotive, Inc	51
13,160	*	Groupon, Inc	57
2,487		Guess?, Inc	52
715		Haverty Furniture Cos, Inc	14
948	*,e	Hibbett Sports, Inc	23
44,889		Home Depot, Inc	8,001
1,422	*	Hudson Ltd	23
437	*,e	J. Jill, Inc	2
12,004	*,e	JC Penney Co, Inc	36
705	*	Kirkland’s, Inc	7
6,314		Kohl’s Corp	414
8,875		L Brands, Inc	339
487	*	Lands’ End, Inc	11
2,114	*	Liberty Expedia Holdings, Inc	83
17,018	*	Liberty Interactive Corp	428
3,006	*	Liberty TripAdvisor Holdings, Inc	32
908		Lithia Motors, Inc (Class A)	91
11,611	*	LKQ Corp	441
31,622		Lowe’s Companies, Inc	2,775
1,099	*,e	Lumber Liquidators, Inc	26
11,147		Macy’s, Inc	331
1,129	*	MarineMax, Inc	22
3,766	*	Michaels Cos, Inc	74
1,185		Monro Muffler, Inc	64
1,357	*	Murphy USA, Inc	99
632	*	National Vision Holdings, Inc	20
15,610	*	NetFlix, Inc	4,611
4,562		Nordstrom, Inc	221

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,156		Nutri/System, Inc	$31
19,657		Office Depot, Inc	42
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	111
3,192	*	O’Reilly Automotive, Inc	790
567	*,e	Overstock.com, Inc	21
1,066	*,e	Party City Holdco, Inc	17
1,385		Penske Auto Group, Inc	61
765	e	PetMed Express, Inc	32
3,298		Pier 1 Imports, Inc	11
1,673	e	Rent-A-Center, Inc	14
769	*,e	RH	73
14,412		Ross Stores, Inc	1,124
3,687	*	Sally Beauty Holdings, Inc	61
576		Shoe Carnival, Inc	14
1,315	*	Shutterfly, Inc	107
2,200		Signet Jewelers Ltd	85
1,596	*	Sleep Number Corp	56
1,157		Sonic Automotive, Inc (Class A)	22
1,434	*,e	Sportsman’s Warehouse Holdings, Inc	6
1,859		Tailored Brands, Inc	47
20,993		Target Corp	1,458
4,060		Tiffany & Co	396
1,314		Tile Shop Holdings, Inc	8
432		Tilly’s, Inc	5
24,285		TJX Companies, Inc	1,981
5,032		Tractor Supply Co	317
3,654	*,e	TripAdvisor, Inc	149
2,193	*	Ulta Beauty, Inc	448
2,603	*	Urban Outfitters, Inc	96
990	*,e	Vitamin Shoppe, Inc	4
1,500	*	Wayfair, Inc	101
3,375	e	Williams-Sonoma, Inc	178
94		Winmark Corp	12
686	*	Zumiez, Inc	16

		TOTAL RETAILING	59,585

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
716	*,e	Acacia Communications, Inc	28
1,546	*	Advanced Energy Industries, Inc	99
31,073	*,e	Advanced Micro Devices, Inc	312
844	*	Alpha & Omega Semiconductor Ltd	13
1,266	*,e	Ambarella, Inc	62
3,751	*	Amkor Technology, Inc	38
13,670		Analog Devices, Inc	1,246
40,616		Applied Materials, Inc	2,259
1,183	*	Axcelis Technologies, Inc	29
1,452	*	AXT, Inc	11
15,402		Broadcom Ltd	3,629
2,689		Brooks Automation, Inc	73
744		Cabot Microelectronics Corp	80
2,572	*	Cavium, Inc	204
839	*	Ceva, Inc	30
2,507	*	Cirrus Logic, Inc	102
1,050		Cohu, Inc	24
3,781	*	Cree, Inc	152
248	*,e	CyberOptics Corp	4
12,862		Cypress Semiconductor Corp	218
1,498	*	Diodes, Inc	46
845	*	DSP Group, Inc	10
5,537		Entegris, Inc	193
3,179	*	First Solar, Inc	226
2,989	*	Formfactor, Inc	41
500	*	GSI Technology, Inc	4
445	*,e	Ichor Holdings Ltd	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

705	*,e	Impinj, Inc	$9
1,603	*,e	Inphi Corp	48
5,139	*	Integrated Device Technology, Inc	157
178,978		Intel Corp	9,321
5,993		Kla-Tencor Corp	653
2,498	*,e	Kopin Corp	8
6,069		Lam Research Corp	1,233
5,097	*	Lattice Semiconductor Corp	28
1,568	*,e	MA-COM Technology Solutions	26
14,795		Marvell Technology Group Ltd	311
10,627		Maxim Integrated Products, Inc	640
2,280	*	MaxLinear, Inc	52
8,621		Microchip Technology, Inc	788
41,222	*	Micron Technology, Inc	2,149
4,224	*	Microsemi Corp	273
2,066		MKS Instruments, Inc	239
1,572		Monolithic Power Systems, Inc	182
1,014	*	Nanometrics, Inc	27
1,216	*,e	NeoPhotonics Corp Ltd	8
192		NVE Corp	16
22,002		NVIDIA Corp	5,096
12,905	*	NXP Semiconductors NV	1,510
15,220	*	ON Semiconductor Corp	372
1,181	*	PDF Solutions, Inc	14
2,703	*	Photronics, Inc	22
1,047	*	Pixelworks, Inc	4
1,113		Power Integrations, Inc	76
4,730	*	Qorvo, Inc	333
56,335		QUALCOMM, INC	3,122
4,243	*	Rambus, Inc	57
1,221	*	Rudolph Technologies, Inc	34
2,520	*	Semtech Corp	98
1,460	*	Sigma Designs, Inc	9
1,625	*	Silicon Laboratories, Inc	146
6,808		Skyworks Solutions, Inc	683
51	*	SMART Global Holdings, Inc	3
2,299	*,e	SunPower Corp	18
7,814		Teradyne, Inc	357
38,050		Texas Instruments, Inc	3,953
1,266	*	Ultra Clean Holdings	24
1,833	*	Veeco Instruments, Inc	31
4,186		Versum Materials, Inc	157
2,114	*	Xcerra Corp	25
9,147		Xilinx, Inc	661
1,849		Xperi Corp	39

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	42,156

SOFTWARE & SERVICES - 14.1%
1,702	*	2U, Inc	143
3,462	*	8x8, Inc	65
1,883	*	A10 Networks, Inc	11
23,613		Accenture plc	3,625
4,522	*	ACI Worldwide, Inc	107
27,963		Activision Blizzard, Inc	1,886
3,018	*	Acxiom Corp	69
18,774	*	Adobe Systems, Inc	4,057
6,269	*	Akamai Technologies, Inc	445
792	*	Alarm.com Holdings, Inc	30
1,833		Alliance Data Systems Corp	390
11,305	*	Alphabet, Inc (Class A)	11,725
11,483	*	Alphabet, Inc (Class C)	11,848
657	*	Alteryx, Inc	22
781	*	Amber Road, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,455		Amdocs Ltd	$364
1,091	*	American Software, Inc (Class A)	14
3,225	*	Ansys, Inc	505
244	*	Appfolio, Inc	10
679	*	Apptio, Inc	19
2,704	*	Aspen Technology, Inc	213
3,628	*	Atlassian Corp plc	196
7,760	*	Autodesk, Inc	975
16,957		Automatic Data Processing, Inc	1,924
613	*,e	Benefitfocus, Inc	15
4,234	*	Black Knight, Inc	199
1,852		Blackbaud, Inc	189
2,122	*	Blackhawk Network Holdings, Inc	95
433	*	Blackline, Inc	17
1,604	*	Blucora, Inc	39
5,706		Booz Allen Hamilton Holding Co	221
1,563	*	Bottomline Technologies, Inc	61
3,062	*	Box, Inc	63
1,247	*	Brightcove, Inc	9
4,397		Broadridge Financial Solutions, Inc	482
11,810		CA, Inc	400
946	*	CACI International, Inc (Class A)	143
10,505	*	Cadence Design Systems, Inc	386
2,494	*	Callidus Software, Inc	90
960	*	Carbonite, Inc	28
1,770	*	Cardtronics plc	40
534	*	Care.com, Inc	9
2,801	*,e	Cars.com, Inc	79
480		Cass Information Systems, Inc	29
4,696		CDK Global, Inc	297
921	*	ChannelAdvisor Corp	8
5,736	*	Citrix Systems, Inc	532
3,664	*	Cloudera, Inc	79
22,281		Cognizant Technology Solutions Corp (Class A)	1,794
1,101	*	CommerceHub, Inc	25
550	*	CommerceHub, Inc (Series A)	12
1,509	*	Commvault Systems, Inc	86
7,418	*	Conduent, Inc	138
3,726		Convergys Corp	84
2,077	*	Cornerstone OnDemand, Inc	81
1,159	*	Coupa Software, Inc	53
1,299		CSG Systems International, Inc	59
6,290		CSRA, Inc	259
7,781	*	Dell Technologies, Inc-VMware Inc	570
1,843	*	DHI Group, Inc	3
335	*	Digimarc Corp	8
2,395		DST Systems, Inc	200
10,734		DXC Technology Co	1,079
36,766	*	eBay, Inc	1,480
927	e	Ebix, Inc	69
11,253	*	Electronic Arts, Inc	1,364
1,316	*	Ellie Mae, Inc	121
2,483	*	Endurance International Group Holdings, Inc	18
1,657	*	Envestnet, Inc	95
1,908	*	EPAM Systems, Inc	219
4,286	*	Etsy, Inc	120
1,952	*	Euronet Worldwide, Inc	154
662	*	Everbridge, Inc	24
2,472	*	Everi Holdings, Inc	16
2,375		EVERTEC, Inc	39
1,241	*	ExlService Holdings, Inc	69
89,829	*	Facebook, Inc	14,354
1,096		Fair Isaac Corp	186
12,271		Fidelity National Information Services, Inc	1,182

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,880	*	FireEye, Inc	$117
3,306	*	First American Corp	150
17,769	*	First Data Corp	284
16,132	*	Fiserv, Inc	1,150
2,029	*	Five9, Inc	60
3,363	*	FleetCor Technologies, Inc	681
171	*	ForeScout Technologies, Inc	6
5,395	*	Fortinet, Inc	289
3,300	*	Gartner, Inc	388
5,261		Genpact Ltd	168
5,776		Global Payments, Inc	644
1,203	*	Glu Mobile, Inc	5
4,503	*	GoDaddy, Inc	277
2,248	*,e	Gogo, Inc	19
3,333	*,e	GrubHub, Inc	338
1,166	*	GTT Communications, Inc	66
2,905	*	Guidewire Software, Inc	235
1,077		Hackett Group, Inc	17
1,639	*	Hortonworks, Inc	33
1,304	*	HubSpot, Inc	141
2,708	*	IAC/InterActiveCorp	424
1,304	*	Imperva, Inc	56
1,377	*	Information Services Group, Inc	6
825	*	Instructure, Inc	35
790	*	Internap Corp	9
32,225		International Business Machines Corp	4,944
9,169		Intuit, Inc	1,589
1,794		j2 Global, Inc	142
2,895		Jack Henry & Associates, Inc	350
487	*	Leaf Group Ltd	3
5,319		Leidos Holdings, Inc	348
3,363	*	Limelight Networks, Inc	14
1,143	*	Liquidity Services, Inc	7
2,140	*	Liveperson, Inc	35
1,820		LogMeIn, Inc	210
2,696	*	Manhattan Associates, Inc	113
1,025		Mantech International Corp (Class A)	57
35,305		MasterCard, Inc (Class A)	6,184
1,373	*,e	Match Group, Inc	61
2,490		MAXIMUS, Inc	166
2,453	*	Meet Group, Inc	5
284,790		Microsoft Corp	25,993
367	*	MicroStrategy, Inc (Class A)	47
1,433	*	MINDBODY, Inc	56
1,253	*	Mitek Systems, Inc	9
1,693	*	MobileIron, Inc	8
844	*	Model N, Inc	15
1,065	*	MoneyGram International, Inc	9
1,609		Monotype Imaging Holdings, Inc	36
570	*	MuleSoft, Inc	25
1,138	*	New Relic, Inc	84
2,596		NIC, Inc	35
11,208	*	Nuance Communications, Inc	177
4,052	*	Nutanix, Inc	199
446	*	Okta, Inc	18
110,911		Oracle Corp	5,074
7,425	*,e	Pandora Media, Inc	37
444	*,e	Park City Group, Inc	4
12,266		Paychex, Inc	755
1,911	*	Paycom Software, Inc	205
1,003	*	Paylocity Holding Corp	51
43,044	*	PayPal Holdings, Inc	3,266
1,438		Pegasystems, Inc	87
1,320	*	Perficient, Inc	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

707	*	Presidio, Inc	$11
1,791		Progress Software Corp	69
1,685	*	Proofpoint, Inc	192
1,099	*	PROS Holdings, Inc	36
4,489	*	PTC, Inc	350
1,206	*	Q2 Holdings, Inc	55
400		QAD, Inc (Class A)	17
1,213	*	Qualys, Inc	88
1,192	*	QuinStreet, Inc	15
2,851	*	Quotient Technology, Inc	37
809	*	Rapid7, Inc	21
1,085	*	RealNetworks, Inc	3
2,285	*	RealPage, Inc	118
6,793	*	Red Hat, Inc	1,016
393		Reis, Inc	8
2,430	*	RingCentral, Inc	154
750	*	Rosetta Stone, Inc	10
1,562	*	Rubicon Project, Inc	3
8,252		Sabre Corp	177
686	*	SailPoint Technologies Holding, Inc	14
25,690	*	salesforce.com, Inc	2,988
1,738		Science Applications International Corp	137
257	*	SecureWorks Corp	2
266	*	SendGrid, Inc	8
6,396	*	ServiceNow, Inc	1,058
2,827	*	ServiceSource International LLC	11
719	*	Shutterstock, Inc	35
5,195	*	Splunk, Inc	511
690	*	SPS Commerce, Inc	44
8,664	*	Square, Inc	426
6,358		SS&C Technologies Holdings, Inc	341
618	*	Stamps.com, Inc	124
352	*	StarTek, Inc	3
1,325	e	Switch, Inc	21
1,511	*	Sykes Enterprises, Inc	44
23,044		Symantec Corp	596
1,690	*	Synchronoss Technologies, Inc	18
5,666	*	Synopsys, Inc	472
1,329		Syntel, Inc	34
2,342	*	Tableau Software, Inc	189
4,272	*	Take-Two Interactive Software, Inc	418
708	*	TechTarget, Inc	14
834	*	TeleNav, Inc	5
4,419	*	Teradata Corp	175
4,511		TiVo Corp	61
6,858		Total System Services, Inc	592
674	*,e	Trade Desk, Inc	33
4,786		Travelport Worldwide Ltd	78
2,406	*,e	TrueCar, Inc	23
541		TTEC Holdings, Inc	17
349	*,e	Tucows, Inc	20
2,425	*	Twilio, Inc	93
25,194	*	Twitter, Inc	731
1,216	*	Tyler Technologies, Inc	257
1,115	*	Ultimate Software Group, Inc	272
2,160	*,e	Unisys Corp	23
265	*	Upland Software, Inc	8
743	*	Varonis Systems, Inc	45
1,227	*	Vasco Data Security International	16
2,429	*	Verint Systems, Inc	104
3,303	*,e	VeriSign, Inc	392
2,063	*,e	VirnetX Holding Corp	8
1,072	*	Virtusa Corp	52
69,095		Visa, Inc (Class A)	8,265

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,632	*,e	VMware, Inc (Class A)	$319
1,495	*	Website Pros, Inc	27
17,679		Western Union Co	340
1,532	*	WEX, Inc	240
4,948	*	Workday, Inc	629
912	*	Workiva, Inc	22
10,993	*	Worldpay, Inc	904
886	*	XO Group, Inc	18
3,020	*	Yelp, Inc	126
452	*	Yext, Inc	6
3,760	*	Zendesk, Inc	180
2,077	*	Zillow Group, Inc	112
4,117	*	Zillow Group, Inc (Class C)	222
2,044	*	Zix Corp	9
30,167	*	Zynga, Inc	110

		TOTAL SOFTWARE & SERVICES	146,589

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
4,245	*,e	3D Systems Corp	49
1,869		Adtran, Inc	29
932	*	Aerohive Networks, Inc	4
596	*	Agilysys, Inc	7
11,314		Amphenol Corp (Class A)	975
1,131	*	Anixter International, Inc	86
193,005	d	Apple, Inc	32,382
712	*,e	Applied Optoelectronics, Inc	18
2,001	*	Arista Networks, Inc	511
6,515	*	ARRIS International plc	173
3,277	*	Arrow Electronics, Inc	252
1,363	*	Avid Technology, Inc	6
4,242		Avnet, Inc	177
1,630		AVX Corp	27
1,096		Badger Meter, Inc	52
429		Bel Fuse, Inc (Class B)	8
1,632		Belden CDT, Inc	113
1,932		Benchmark Electronics, Inc	58
1,369	*	CalAmp Corp	31
1,907	*	Calix, Inc	13
176	*,e	Casa Systems, Inc	5
5,775		CDW Corp	406
5,012	*	Ciena Corp	130
188,904		Cisco Systems, Inc	8,102
522	*,e	Clearfield, Inc	7
6,048		Cognex Corp	314
954	*	Coherent, Inc	179
6,754	*	CommScope Holding Co, Inc	270
784		Comtech Telecommunications Corp	23
938	*	Control4 Corp	20
31,871		Corning, Inc	889
1,568	*	Cray, Inc	32
1,256		CTS Corp	34
48		Daktronics, Inc	0	^
2,906	e	Diebold, Inc	45
1,019	*	Digi International, Inc	11
2,138		Dolby Laboratories, Inc (Class A)	136
789	*,e	Eastman Kodak Co	4
1,847	*	EchoStar Corp (Class A)	98
1,199	*	Electro Scientific Industries, Inc	23
1,788	*	Electronics for Imaging, Inc	49
1,103		EMCORE Corp	6
518	*	ePlus, Inc	40
4,537	*	Extreme Networks, Inc	50
2,420	*	F5 Networks, Inc	350

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,440	*	Fabrinet	$45
655	*	FARO Technologies, Inc	38
4,415	*,e	Finisar Corp	70
6,696	*,e	Fitbit, Inc	34
4,988		Flir Systems, Inc	249
3,142	*	Harmonic, Inc	12
61,326		Hewlett Packard Enterprise Co	1,076
62,536		HP, Inc	1,371
2,439	*	II-VI, Inc	100
1,305	*,e	Immersion Corp	16
5,792	*	Infinera Corp	63
1,383	*	Insight Enterprises, Inc	48
1,347		InterDigital, Inc	99
735	*	Intevac, Inc	5
1,406	*	IPG Photonics Corp	328
944	*	Iteris, Inc	5
1,329	*	Itron, Inc	95
6,973		Jabil Circuit, Inc	200
13,908		Juniper Networks, Inc	338
1,750	*	Kemet Corp	32
6,871	*	Keysight Technologies, Inc	360
1,038	*	Kimball Electronics, Inc	17
3,427	*	Knowles Corp	43
758	*	KVH Industries, Inc	8
939		Littelfuse, Inc	196
2,352	*	Lumentum Holdings, Inc	150
1,366	*,e	Maxwell Technologies, Inc	8
126	e	Mesa Laboratories, Inc	19
1,398		Methode Electronics, Inc	55
2,561	*,e	Microvision, Inc	3
6,223		Motorola, Inc	655
632	e	MTS Systems Corp	33
428	*	Napco Security Technologies, Inc	5
4,043		National Instruments Corp	204
4,702	*	NCR Corp	148
10,297		NetApp, Inc	635
1,274	*	Netgear, Inc	73
3,375	*	Netscout Systems, Inc	89
1,269	*	Novanta, Inc	66
6,405	*	Oclaro, Inc	61
673	*	OSI Systems, Inc	44
3,367	*	Palo Alto Networks, Inc	611
766		Park Electrochemical Corp	13
430		PC Connection, Inc	11
372	*	PC Mall, Inc	3
1,300		Plantronics, Inc	79
1,309	*	Plexus Corp	78
3,625	*	Pure Storage, Inc	72
807	*	Quantenna Communications, Inc	11
1,091	*	Quantum Corp	4
2,205	*	Ribbon Communications, Inc	11
701	*	Rogers Corp	84
2,856	*	Sanmina Corp	75
958	*	Scansource, Inc	34
1,939	*,e	Stratasys Ltd	39
1,554	*	Super Micro Computer, Inc	26
1,338	*	Synaptics, Inc	61
1,010		SYNNEX Corp	120
461		Systemax, Inc	13
1,361	*	Tech Data Corp	116
9,398	*	Trimble Navigation Ltd	337
3,576	*	TTM Technologies, Inc	55
905	*,e	Ubiquiti Networks, Inc	62
1,630		Universal Display Corp	165

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,586	*	USA Technologies, Inc	$14
4,353	*	VeriFone Systems, Inc	67
2,057	*,e	Viasat, Inc	135
8,882	*	Viavi Solutions, Inc	86
5,245	e	Vishay Intertechnology, Inc	98
398	*	Vishay Precision Group, Inc	12
11,052		Western Digital Corp	1,020
8,463		Xerox Corp	244
2,046	*	Zebra Technologies Corp (Class A)	285

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	57,331

TELECOMMUNICATION SERVICES - 1.7%
233,499		AT&T, Inc	8,324
373		ATN International, Inc	22
1,565	*	Boingo Wireless, Inc	39
37,194		CenturyLink, Inc	611
1,724	*	Cincinnati Bell, Inc	24
1,599		Cogent Communications Group, Inc	69
2,586	e	Consolidated Communications Holdings, Inc	28
3,091	e	Frontier Communications Corp	23
17,030	*	Globalstar, Inc	12
235	*	Hawaiian Telcom Holdco, Inc	6
609		IDT Corp (Class B)	4
1,272	*,e	Intelsat S.A.	5
2,990	*,e	Iridium Communications, Inc	34
661	*	Ooma, Inc	7
2,552	*	Orbcomm, Inc	24
410	*	pdvWireless, Inc	12
1,811		Shenandoah Telecom Co	65
859		Spok Holdings, Inc	13
24,656	*,e	Sprint Corp	120
3,834		Telephone & Data Systems, Inc	108
11,044	*	T-Mobile US, Inc	674
176	*	US Cellular Corp	7
156,494		Verizon Communications, Inc	7,484
7,849	*	Vonage Holdings Corp	84
7,823	e	Windstream Holdings, Inc	11
7,262	*	Zayo Group Holdings, Inc	248

		TOTAL TELECOMMUNICATION SERVICES	18,058

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	50
4,469		Alaska Air Group, Inc	277
502		Allegiant Travel Co	87
124		Amerco, Inc	43
16,368		American Airlines Group, Inc	850
1,131		Arkansas Best Corp	36
913	*	Atlas Air Worldwide Holdings, Inc	55
2,527	*,e	Avis Budget Group, Inc	118
5,490		CH Robinson Worldwide, Inc	514
1,092		Copa Holdings S.A. (Class A)	140
1,032		Costamare, Inc	6
452	*	Covenant Transportation Group, Inc	14
32,620		CSX Corp	1,817
763	*	Daseke, Inc	7
24,814		Delta Air Lines, Inc	1,360
1,536	*	Eagle Bulk Shipping, Inc	8
1,070	*	Echo Global Logistics, Inc	30
6,826		Expeditors International of Washington, Inc	432
9,386		FedEx Corp	2,254
902		Forward Air Corp	48
2,185	*	Genesee & Wyoming, Inc (Class A)	155
1,746		Hawaiian Holdings, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,188		Heartland Express, Inc	$21
2,016	*	Hertz Global Holdings, Inc	40
1,279	*	Hub Group, Inc (Class A)	54
3,200		J.B. Hunt Transport Services, Inc	375
11,866	*	JetBlue Airways Corp	241
4,000		Kansas City Southern Industries, Inc	439
2,088	*	Kirby Corp	161
4,783		Knight-Swift Transportation Holdings, Inc	220
1,627		Landstar System, Inc	178
3,019		Macquarie Infrastructure Co LLC	112
1,495		Marten Transport Ltd	34
1,675		Matson, Inc	48
3,393	*,e	Navios Maritime Holdings, Inc	3
10,919		Norfolk Southern Corp	1,483
2,413		Old Dominion Freight Line	355
334		Park-Ohio Holdings Corp	13
1,449	*	Radiant Logistics, Inc	6
1,220	*	Roadrunner Transportation Services Holdings, Inc	3
2,083		Ryder System, Inc	152
1,798	*	Safe Bulkers, Inc	6
945	*	Saia, Inc	71
1,179	e	Schneider National, Inc	31
2,180		Scorpio Bulkers, Inc	15
1,961		Skywest, Inc	107
21,074		Southwest Airlines Co	1,207
2,736	*	Spirit Airlines, Inc	103
29,920		Union Pacific Corp	4,022
10,177	*	United Continental Holdings, Inc	707
26,239		United Parcel Service, Inc (Class B)	2,746
200		Universal Truckload Services, Inc	4
1,875		Werner Enterprises, Inc	68
4,303	*	XPO Logistics, Inc	438
147	*	YRC Worldwide, Inc	1

		TOTAL TRANSPORTATION	21,833

UTILITIES - 2.9%
24,589		AES Corp	280
1,901		Allete, Inc	137
8,576		Alliant Energy Corp	350
9,236		Ameren Corp	523
18,514		American Electric Power Co, Inc	1,270
1,409		American States Water Co	75
6,823		American Water Works Co, Inc	560
6,497		Aqua America, Inc	221
443	*,e	AquaVenture Holdings Ltd	6
366		Artesian Resources Corp	13
5,498	*,e	Atlantic Power Corp	12
3,854		Atmos Energy Corp	325
2,130		Avangrid, Inc	109
2,203		Avista Corp	113
2,094		Black Hills Corp	114
812	*,e	Cadiz, Inc	11
1,860		California Water Service Group	69
16,878		Centerpoint Energy, Inc	462
640		Chesapeake Utilities Corp	45
10,631		CMS Energy Corp	481
438		Connecticut Water Service, Inc	27
11,636		Consolidated Edison, Inc	907
626		Consolidated Water Co, Inc	9
24,377		Dominion Resources, Inc	1,644
6,614		DTE Energy Co	690
26,420		Duke Energy Corp	2,047
4,351	*	Dynegy, Inc	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,075		Edison International	$769
1,320		El Paso Electric Co	67
7,030		Entergy Corp	554
11,751		Eversource Energy	692
36,188		Exelon Corp	1,412
16,817		FirstEnergy Corp	572
535		Genie Energy Ltd	3
349		Global Water Resources, Inc	3
8,417		Great Plains Energy, Inc	268
3,788		Hawaiian Electric Industries, Inc	130
2,158		Idacorp, Inc	190
7,499		MDU Resources Group, Inc	211
1,395		MGE Energy, Inc	78
644		Middlesex Water Co	24
3,118		National Fuel Gas Co	160
3,351		New Jersey Resources Corp	134
17,730		NextEra Energy, Inc	2,896
12,679		NiSource, Inc	303
1,124		Northwest Natural Gas Co	65
1,891		NorthWestern Corp	102
11,154		NRG Energy, Inc	341
1,290		NRG Yield, Inc (Class A)	21
2,243		NRG Yield, Inc (Class C)	38
7,848		OGE Energy Corp	257
2,027		ONE Gas, Inc	134
1,582		Ormat Technologies, Inc	89
1,523		Otter Tail Corp	66
2,658	e	Pattern Energy Group, Inc	46
19,793		PG&E Corp	870
4,281		Pinnacle West Capital Corp	342
3,215		PNM Resources, Inc	123
3,158		Portland General Electric Co	128
26,290		PPL Corp	744
19,174		Public Service Enterprise Group, Inc	963
626	*	Pure Cycle Corp	6
263		RGC Resources, Inc	7
5,186		SCANA Corp	195
9,538		Sempra Energy	1,061
678		SJW Corp	36
3,054		South Jersey Industries, Inc	86
37,559		Southern Co	1,677
1,840		Southwest Gas Corp	124
431	e	Spark Energy, Inc	5
1,831		Spire, Inc	132
1,698		TerraForm Power, Inc	18
6,774		UGI Corp	301
534		Unitil Corp	25
3,221		Vectren Corp	206
9,455		Vistra Energy Corp	197
876	*,e	Vivint Solar, Inc	3
11,703		WEC Energy Group, Inc	734
5,253		Westar Energy, Inc	276
1,820		WGL Holdings, Inc	152
19,245		Xcel Energy, Inc	875
490		York Water Co	15

		TOTAL UTILITIES	29,485

		TOTAL COMMON STOCKS (Cost $428,717)	1,032,491

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital Inc	$0

		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%

643	†,m	Forest Laboratories, Inc CVR	1
244	†,m	Omthera Pharmaceuticals, Inc CVR	0	^
390	m	Tobira Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SOFTWARE & SERVICES - 0.0%
1,221	†,m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS (Cost $0)	1

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 0.3%
$ 2,400,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	2,400

		TOTAL GOVERNMENT AGENCY DEBT			2,400

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
17,986,425	c	State Street Navigator Securities Lending Government Money Market Portfolio			17,986

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			17,986

		TOTAL SHORT-TERM INVESTMENTS (Cost $20,386)			20,386

		TOTAL INVESTMENTS - 101.7% (Cost $449,103)			1,052,878
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(17,095)

		NET ASSETS - 100.0%			$1,035,783

Abbreviation(s):

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The value of securities on loan is $17,612,000.

m	Indicates a security that has been deemed illiquid.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2018 were as follows (notional amounts and values are in thousands) (See Note3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	14	6/15/18	$1,914	$1,850	$(64)

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission (“Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying Schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the Schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Committee”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Account to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Account’s various filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires the account to establish a liquidity risk management program and enhances disclosures regarding the accounts liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Schedule of investments. As of March 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2018, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of March 31, 2018, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity Investments:
Consumer discretionary	$132,057	$1	$—	$132,058
Health care	137,040	—	1	137,041
Industrials	112,107	—	7	112,114
All other equity investments*	651,279	—	—	651,279
Short-term investments	17,986	2,400	—	20,386
Futures contracts**	(64)	—	—	(64)
Total	$1,050,405	$2,401	$8	$1,052,814

*	For detailed categories, see the accompanying Schedule of investments.

**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of March 31, 2018 are disclosed in the Schedule of investments.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 4—investments

Securities lending: The Account may lend their securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the Schedule of investments. As of March, 31 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
$449,103	$635,429	$(31,654)	$603,775

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: May 17, 2018	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 17, 2018	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: May 17, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal
Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer